UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2019 – APRIL 30, 2020

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2020

AMG FQ Tax-Managed U.S. Equity Fund
Class N: MFQAX	Class I: MFQTX

AMG FQ Long-Short Equity Fund
Class N: FQUAX	Class I: MEQFX

AMG FQ Global Risk-Balanced Fund
Class N: MMAVX	Class I: MMASX	Class Z: MMAFX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043020	SAR016

AMG Funds Semi-Annual Report — April 30, 2020 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG FQ Tax-Managed U.S. Equity Fund	5

AMG FQ Long-Short Equity Fund	10

AMG FQ Global Risk-Balanced Fund	28

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	32
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	34
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	35
Detail of changes in assets for the past two fiscal periods

Financial Highlights	36
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	43
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	52

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG FQ Tax-Managed U.S. Equity Fund

Based on Actual Fund Return
Class N	1.14%	$1,000	$894	$5.37
Class I	0.89%	$1,000	$896	$4.19

Based on Hypothetical 5% Annual Return
Class N	1.14%	$1,000	$1,019	$5.72
Class I	0.89%	$1,000	$1,020	$4.47
AMG FQ Long-Short Equity Fund

Based on Actual Fund Return
Class N	1.04%	$1,000	$912	$4.94
Class I	0.76%	$1,000	$913	$3.62
Based on Hypothetical 5% Annual Return
Class N	1.04%	$1,000	$1,020	$5.22
Class I	0.76%	$1,000	$1,021	$3.82

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG FQ Global Risk-Balanced Fund

Based on Actual Fund Return
Class N	1.29%	$1,000	$834	$5.88
Class I	1.03%	$1,000	$835	$4.70
Class Z	0.89%	$1,000	$836	$4.06

Based on Hypothetical 5% Annual Return
Class N	1.29%	$1,000	$1,018	$6.47
Class I	1.03%	$1,000	$1,020	$5.17
Class Z	0.89%	$1,000	$1,020	$4.47

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Fund Performance (unaudited) Periods ended April 30, 2020

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2020.
Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years

AMG FQ Tax-Managed U.S. Equity Fund[2,3,4,5,6]

Class N	(10.57%)	(6.46%)	4.99%	10.21%

Class I	(10.45%)	(6.21%)	5.26%	10.48%

Russell 3000® Index[22]	(4.33%)	(1.04%)	8.33%	11.29%

Returns After Tax on Distributions[7]

Class N	(10.65%)	(6.54%)	4.82%	10.09%

Class I	(10.57%)	(6.35%)	5.02%	10.31%

Returns After Tax on Distributions & Sale of Fund Shares[7]

Class N	(6.18%)	(3.74%)	3.87%	8.44%
Class I	(6.06%)	(3.55%)	4.08%	8.67%

AMG FQ Long-Short Equity Fund[2,3,4,6,8,9,10,11,12,13]

Class N	(8.83%)	(6.26%)	5.95%	9.31%

Class I	(8.68%)	(6.02%)	6.26%	9.61%

Russell 3000® Index[22]	(4.33%)	(1.04%)	8.33%	11.29%

50% Russell 3000® Index/50% ICE BofAML 0-3 Month U.S. Treasury Bill Index[23]	(0.62%)	1.78%	5.14%	6.23%

AMG FQ Global Risk-Balanced Fund2, 3, 9, 10, 11, 13, 14, 15, 16, 17, 18, 19, 20, 21

Class N	(16.64%)	(11.44%)	0.45%	3.42%

Class I	(16.50%)	(11.21%)	0.78%	3.79%

Class Z	(16.39%)	(11.04%)	0.90%	3.91%

Composite Hedged Index[24]	(2.43%)	1.63%	4.31%	5.86%

Composite UnHedged Index[24]	(2.69%)	1.64%	4.53%	5.85%

S&P 500® Index[25]	(3.16%)	0.86%	9.12%	11.69%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*   Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. Except for AMG FQ Tax-Managed U.S. Equity Fund, no adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2020. All returns are in U.S. dollars ($).

[2] From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]  The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[4]  The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[5]  Although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.

[6]  In managing the Fund, the Fund’s Subadviser may rely heavily on one or more quantitative models (“Model”) and information and data supplied by third parties (“Data”). When a Model or Data is used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful.

[7] After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[8]  The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

[9]  The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.

[10]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[11]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[12]  Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[13]  The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

Fund Performance Periods ended April 30, 2020 (continued)

[14] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[15] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[16] The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[17] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[18] Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.

[19]  High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[20] Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[21]  Investments in commodities are subject to greater volatility than investments in traditional securities, such as stocks and bonds. Commodities are subject to risks, including but not limited to climate conditions, livestock disease, war, terrorism, political conflicts, interest rates, currency fluctuations, embargoes, tariffs and other regulatory developments.

[22]  The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment and does not incur expenses.

[23]  ICE BofAML 0-3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. Unlike the Fund, the ICE BofAML 0-3 Month U.S. Treasury Bill Index is unmanaged, is not available for investment and does not incur expenses.

[24]  The benchmark is composed of 60% MSCI World Index and 40% FTSE World Government Bond Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. Please go to msci.com for most current list of countries represented by the index. The FTSE World Government Bond Index measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The FTSE is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. Prior to July 31, 2018, the FTSE World Government Bond Index was known as the Citigroup World Government Bond Index. Unlike the Fund, the Composite Index is unmanaged, is not available for investment and does not incur fees.

[25] The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 3000® Index is a trademark of the London Stock Exchange Group companies.

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG FQ Tax-Managed U.S. Equity Fund Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	27.6

Health Care	16.2

Financials	12.0

Consumer Discretionary	10.2

Communication Services	9.5

Industrials	8.1

Consumer Staples	5.2

Real Estate	3.3

Energy	2.6

Utilities	2.5

Materials	1.9

Short-Term Investments	1.3

Other Assets Less Liabilities	(0.4)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Microsoft Corp.	4.8

Apple, Inc.	4.7

Visa, Inc., Class A	4.4

Mastercard, Inc., Class A	4.2

Amazon.com, Inc.	4.1

UnitedHealth Group, Inc.	4.0

Berkshire Hathaway, Inc., Class B	3.2

Brown & Brown, Inc.	2.5

Amgen, Inc.	2.5

Facebook, Inc., Class A	2.0

Top Ten as a Group	36.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 99.1%

Communication Services - 9.5%

Activision Blizzard, Inc.	1,347	$85,844

Alphabet, Inc., Class A*	706	950,770

Alphabet, Inc., Class C*	715	964,292

Altice USA, Inc., Class A*	696	18,075

AT&T, Inc.	10,870	331,209

Charter Communications, Inc., Class A*	571	282,776

Comcast Corp., Class A	4,198	157,971

Electronic Arts, Inc.*	3,363	384,257

Facebook, Inc., Class A*	5,716	1,170,122

Fox Corp., Class B	1,036	26,480

Glu Mobile, Inc.*	3,034	23,665

John Wiley & Sons, Inc., Class A	1,093	41,042

Netflix, Inc.*	934	392,140

News Corp., Class B	1,963	20,062

Spok Holdings, Inc.	35,411	363,317

Take-Two Interactive Software, Inc.*	332	40,189

TechTarget, Inc.*	4,156	96,918

Verizon Communications, Inc.	3,022	173,614

The Walt Disney Co.	869	93,982

Zynga, Inc., Class A*	8,227	62,032

Total Communication Services		5,678,757

Consumer Discretionary - 10.2%

Amazon.com, Inc.*	997	2,466,578

Best Buy Co., Inc.	2,515	192,976

Booking Holdings, Inc.*	108	159,902

Crocs, Inc.*	1,408	34,144

Deckers Outdoor Corp.*	173	25,735

eBay, Inc.	2,188	87,148

Gentex Corp.	31,224	756,870

The Home Depot, Inc.	1,128	247,968

La-Z-Boy, Inc.	1,279	29,992

LKQ Corp.*	926	24,215

Lowe’s Cos., Inc.	6,998	733,040

Malibu Boats, Inc., Class A*	545	18,737

NIKE, Inc., Class B	3,048	265,725

Tesla, Inc.*	194	151,685

Texas Roadhouse, Inc.	866	40,780

The TJX Cos., Inc.	5,235	256,777

Tractor Supply Co.	2,107	213,713

The Wendy’s Co.	17,503	347,610

	Shares	Value

Yum! Brands, Inc.	488	$42,178

Total Consumer Discretionary		6,095,773

Consumer Staples - 5.2%

Central Garden & Pet Co., Class A*	11,889	361,544

Church & Dwight Co., Inc.	1,119	78,319

The Coca-Cola Co.	1,370	62,869

Costco Wholesale Corp.	61	18,483

The Hershey Co.	1,939	256,782

Lamb Weston Holdings, Inc.	1,609	98,728

Medifast, Inc.[1]	2,117	160,638

National Beverage Corp.*,1	2,990	150,188

PepsiCo, Inc.	390	51,593

The Procter & Gamble Co.	2,462	290,196

Spectrum Brands Holdings, Inc.	15,454	665,449

Sysco Corp.	1,059	59,590

Tyson Foods, Inc., Class A	10,099	628,057

USANA Health Sciences, Inc.*	716	63,881

Village Super Market, Inc., Class A	4,156	99,869

Walmart, Inc.	214	26,012

Total Consumer Staples		3,072,198

Energy - 2.6%

Apache Corp.[1]	11,674	152,696

Baker Hughes Co.	5,700	79,515

Chevron Corp.	1,270	116,840

ConocoPhillips	7,302	307,414

EOG Resources, Inc.	2,989	142,007

Exxon Mobil Corp.	1,957	90,942

HollyFrontier Corp.	2,110	69,714

NexTier Oilfield Solutions, Inc.*	11,558	26,815

Phillips 66	4,600	336,582

ProPetro Holding Corp.*	39,924	169,278

Renewable Energy Group, Inc.*	1,254	31,112

World Fuel Services Corp.	733	18,325

Total Energy		1,541,240

Financials - 12.0%

Arch Capital Group, Ltd. (Bermuda)*	34,786	835,908

Bank of America Corp.	7,256	174,507

The Bank of New York Mellon Corp.	15,189	570,195

Berkshire Hathaway, Inc., Class B*	10,154	1,902,453

Brown & Brown, Inc.	41,475	1,489,367

Canadian Imperial Bank of Commerce (Canada)	1,790	106,344

Citigroup, Inc.	3,599	174,767

Essent Group, Ltd.	13,299	363,329

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Financials - 12.0% (continued)

First American Financial Corp.	10,182	$469,594

Intercontinental Exchange, Inc.	1,127	100,810

INTL. FCStone, Inc.*	1,014	40,519

JPMorgan Chase & Co.	4,600	440,496

S&P Global, Inc.	1,043	305,474

Truist Financial Corp.	4,140	154,505

Total Financials		7,128,268

Health Care - 16.2%

AbbVie, Inc.	1,362	111,956

Agilent Technologies, Inc.	1,239	94,982

Amgen, Inc.	6,211	1,485,795

Anika Therapeutics, Inc.*	3,739	124,247

Atrion Corp.	251	158,589

Biogen, Inc.*	1,863	552,994

Cardiovascular Systems, Inc.*	2,036	85,512

Centene Corp.*	5,321	354,272

Charles River Laboratories International, Inc.*	4,884	706,568

Cigna Corp.	351	68,719

CytomX Therapeutics, Inc.*	4,303	44,407

DexCom, Inc.*	83	27,822

Edwards Lifesciences Corp.*	638	138,765

Eli Lilly & Co.	3,665	566,756

Haemonetics Corp.*	570	64,855

HMS Holdings Corp.*	565	16,201

Hologic, Inc.*	3,446	172,645

Humana, Inc.	357	136,310

IDEXX Laboratories, Inc.*	352	97,715

Illumina, Inc.*	160	51,045

Ionis Pharmaceuticals, Inc.*	396	21,990

Johnson & Johnson	3,525	528,891

McKesson Corp.	1,199	169,359

Merck & Co., Inc.	5,077	402,809

Natus Medical, Inc.*	1,486	37,135

Novocure, Ltd. (Jersey)*	261	17,174

NuVasive, Inc.*	376	22,891

Orthofix Medical, Inc.*	1,842	65,299

Pfizer, Inc.	5,199	199,434

The Providence Service Corp.*	1,986	115,208

Select Medical Holdings Corp.*	3,715	63,415

Simulations Plus, Inc.[1]	1,181	44,937

UnitedHealth Group, Inc.	8,147	2,382,753

Vanda Pharmaceuticals, Inc.*	4,365	50,197

	Shares	Value

Vertex Pharmaceuticals, Inc.*	965	$242,408

West Pharmaceutical Services, Inc.	86	16,276

Zoetis, Inc.	1,287	166,422

Total Health Care		9,606,753

Industrials - 8.1%

AeroVironment, Inc.*	255	15,366

Alaska Air Group, Inc.	17,345	564,059

AMETEK, Inc.	944	79,173

Barrett Business Services, Inc.	742	36,299

BWX Technologies, Inc.	9,602	509,482

CBIZ, Inc.*	898	21,328

Copa Holdings, S.A., Class A (Panama)	1,480	65,431

CSX Corp.	1,366	90,470

Delta Air Lines, Inc.	2,728	70,683

Emerson Electric Co.	1,211	69,063

HEICO Corp., Class A	2,909	210,408

HNI Corp.	2,139	52,063

Hubbell, Inc.	1,129	140,481

Huntington Ingalls Industries, Inc.	2,831	541,882

ICF International, Inc.	1,569	115,384

IDEX Corp.	1,933	296,967

ITT, Inc.	322	16,976

Landstar System, Inc.	3,371	348,258

Lincoln Electric Holdings, Inc.	256	20,611

Mueller Industries, Inc.	1,157	29,966

Robert Half International, Inc.	5,769	272,701

Rollins, Inc.	9,663	386,520

Rush Enterprises, Inc., Class B	483	17,055

Schneider National, Inc., Class B	5,730	125,544

TransUnion	1,098	86,511

TriNet Group, Inc.*	863	42,261

UniFirst Corp.	3,000	504,450

Universal Forest Products, Inc.	2,430	99,922

Total Industrials		4,829,314

Information Technology - 27.6%

Adobe, Inc.*	1,212	428,612

Amkor Technology, Inc.*	2,139	21,133

Appfolio, Inc., Class A*,1	2,427	266,630

Apple, Inc.	9,626	2,828,119

Arista Networks, Inc.*	144	31,579

CACI International, Inc., Class A*	711	177,850

Cadence Design Systems, Inc.*	2,192	177,837

CDW Corp.	7,497	830,668

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 27.6% (continued)

Ciena Corp.*	4,571	$211,409

Cisco Systems, Inc.	5,045	213,807

Citrix Systems, Inc.	139	20,156

ExlService Holdings, Inc.*	700	43,211

FormFactor, Inc.*	6,751	157,298

GoDaddy, Inc., Class A*	665	46,171

Intel Corp.	6,139	368,217

Intuit, Inc.	1,001	270,080

Lumentum Holdings, Inc.*,1	1,486	120,232

Mastercard, Inc., Class A	9,078	2,496,178

Microsoft Corp.	15,927	2,854,278

National Instruments Corp.	15,942	612,492

NortonLifeLock, Inc.	3,116	66,277

NVIDIA Corp.	1,046	305,725

Onto Innovation, Inc.*	1,166	37,848

Oracle Corp.	2,434	128,929

Progress Software Corp.	5,295	216,618

QAD, Inc., Class A	5,101	215,874

QUALCOMM, Inc.	1,853	145,776

salesforce.com, Inc.*	1,695	274,505

Sanmina Corp.*	2,990	82,913

ServiceNow, Inc.*	326	114,602

SPS Commerce, Inc.*	650	36,081

Visa, Inc., Class A1	14,537	2,598,053

Total Information Technology		16,399,158

Materials - 1.9%

FutureFuel Corp.	11,321	117,512

Graphic Packaging Holding Co.	43,600	582,060

Myers Industries, Inc.	1,705	21,074

NewMarket Corp.	521	214,360

Orion Engineered Carbons, S.A. (Luxembourg)	2,616	23,832

PolyOne Corp.	4,438	103,361

The Sherwin-Williams Co.	98	52,564

Total Materials		1,114,763

Real Estate - 3.3%

American Tower Corp., REIT	481	114,478

Camden Property Trust, REIT	2,481	218,502

*	Non-income producing security.
[1]

Some of these securities, amounting to $3,228,110 or 5.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

	Shares	Value

DiamondRock Hospitality Co., REIT	25,116	$156,473

Equity Commonwealth, REIT	19,676	668,000

Equity LifeStyle Properties, Inc., REIT	8,563	516,434

Life Storage, Inc., REIT	472	41,342

RE/MAX Holdings, Inc., Class A	872	22,925

Rexford Industrial Realty, Inc., REIT	5,832	237,479

Total Real Estate		1,975,633

Utilities - 2.5%

American Water Works Co., Inc.	4,551	553,811

Hawaiian Electric Industries, Inc.	10,503	414,553

IDACORP, Inc.	2,745	251,936

NiSource, Inc.	3,025	75,958

Public Service Enterprise Group, Inc.	3,728	189,047

Total Utilities		1,485,305

Total Common Stocks (Cost $33,619,190)		58,927,162

	Principal Amount

Short-Term Investments - 1.3%

Joint Repurchase Agreements - 0.3%[2]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.020% total to be received $203,779 (collateralized by various U.S. Treasuries, 0.000% - 0.000%, 07/30/20 -09/08/20, totaling $207,861)	$203,779	203,779

	Shares

Other Investment Companies - 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[3]	194,738	194,738

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	194,739	194,739

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	200,640	200,640

Total Other Investment Companies		590,117

Total Short-Term Investments (Cost $793,896)		793,896

Total Investments - 100.4% (Cost $34,413,086)		59,721,058

Other Assets, less Liabilities - (0.4)%		(230,123)

Net Assets - 100.0%		$59,490,935

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

  REIT      Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$58,927,162	—	—	$58,927,162

Short-Term Investments

Joint Repurchase Agreements	—	$203,779	—	203,779

Other Investment Companies	590,117	—	—	590,117

Total Investments in Securities	$59,517,279	$203,779	—	$59,721,058

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	Long Exposure1, [2]	Short Exposure1, [2]	Net Exposure1, [2]

Information Technology	20.9%	(16.7)%	4.2%

Financials	15.9	(17.0)	(1.1)

Health Care	14.1	(10.2)	3.9

Consumer Discretionary	12.9	(11.0)	1.9

Industrials	12.3	(11.1)	1.2

Real Estate	12.2	(10.3)	1.9

Energy	7.7	(5.1)	2.6

Communication Services	6.5	(4.9)	1.6

Consumer Staples	5.0	(4.8)	0.2

Utilities	3.2	(3.2)	—

Materials	3.1	(2.9)	0.2

Short Term Investments	19.8	—	19.8

Other Assets[3]	—	—	63.6

[1]	As a percentage of net assets.

[2]	Includes notional market value of constituents in Equity Basket Swaps.

[3]	Includes collateral for swaps.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Gulfport Energy Corp.[1,2]	0.9

Helix Energy Solutions Group, Inc.	0.9

USANA Health Sciences, Inc.	0.8

PlayAGS, Inc.	0.7

ConocoPhillips	0.7

Performance Food Group Co.	0.7

LKQ Corp.	0.7

MGIC Investment Corp.	0.7

Orthofix Medical, Inc.	0.7

The Wendy’s Co.	0.7

Top Ten as a Group	7.5

[1]	Security is held in the short Equity Swap Basket.

[2]	Percentage calculated using absolute notional market value of underlying securities in Equity Swap Basket.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 68.9%

Communication Services - 4.9%

Cinemark Holdings, Inc.	28,261	$403,567

Electronic Arts, Inc.*	2,661	304,046

John Wiley & Sons, Inc., Class A	2,920	109,646

Liberty Broadband Corp., Class C*	3,088	378,836

Liberty Media Corp.-Liberty Braves*	21,661	435,169

Liberty Media Corp.-Liberty SiriusXM, Class A*,1	12,556	423,263

Lions Gate Entertainment Corp., Class B*	39,938	266,786

Loral Space & Communications, Inc.*	5,843	128,546

News Corp., Class B	7,289	74,494

Ooma, Inc.*	29,368	342,431

Spok Holdings, Inc.	24,967	256,161

Travelzoo*	12,838	71,508

United States Cellular Corp.*	12,157	386,957

Vonage Holdings Corp.*	25,743	215,211

Total Communication Services		3,796,621

Consumer Discretionary - 8.5%

American Public Education, Inc.*,1	6,176	159,155

Booking Holdings, Inc.*,1	304	450,093

Bright Horizons Family Solutions, Inc.*	3,821	444,955

Columbia Sportswear Co.[2]	5,677	413,797

Core-Mark Holding Co., Inc.	13,909	399,745

Culp, Inc.	8,207	58,352

eBay, Inc.[1]	12,181	485,169

Genesco, Inc.*	4,062	76,894

Genuine Parts Co.	3,575	283,426

La-Z-Boy, Inc.[1]	16,396	384,486

Lennar Corp., Class B	12,618	481,377

LKQ Corp.*,1	19,756	516,619

Lowe’s Cos., Inc.[1]	4,033	422,457

MarineMax, Inc.*	11,441	164,865

MGM Resorts International	12,539	211,031

Modine Manufacturing Co.*	3,159	14,626

PlayAGS, Inc.*	131,758	578,418

Quotient Technology, Inc.*	62,130	446,093

Superior Group of Cos., Inc.	4,306	37,548

Tapestry, Inc.	1,069	15,907

Under Armour, Inc., Class C*	1,825	16,918

The Wendy’s Co.	25,388	504,206

Total Consumer Discretionary		6,566,137

Consumer Staples - 3.5%

Edgewell Personal Care Co.*	1,461	40,338

	Shares	Value

Lamb Weston Holdings, Inc.[1]	6,776	$415,775

Performance Food Group Co.*,1	17,608	516,795

Spectrum Brands Holdings, Inc.[1]	10,665	459,235

US Foods Holding Corp.*,1	21,986	472,699

USANA Health Sciences, Inc.*	6,782	605,090

Village Super Market, Inc., Class A	8,025	192,841

Total Consumer Staples		2,702,773

Energy - 5.4%

Apergy Corp.*,1	18,312	168,654

Ardmore Shipping Corp. (Ireland)	28,105	184,931

Chevron Corp.	4,929	453,468

Clean Energy Fuels Corp.*	4,318	9,305

ConocoPhillips[1]	12,731	535,975

Dril-Quip, Inc.*	11,910	394,578

Evolution Petroleum Corp.	31,758	94,321

Exterran Corp.*	33,194	225,719

Helix Energy Solutions Group, Inc.*	272,928	693,237

Kosmos Energy, Ltd.[1]	223,573	368,895

Oceaneering International, Inc.*	59,618	306,437

PBF Energy, Inc., Class A2	11,509	131,203

REX American Resources Corp.*	6,749	401,431

The Williams Cos., Inc.	10,858	210,319

Total Energy		4,178,473

Financials - 8.7%

AGNC Investment Corp., REIT	2,691	33,422

American Financial Group, Inc. [1]	5,613	371,805

Capital Bancorp, Inc.*	1,990	21,611

Comerica, Inc.	12,900	449,694

Enova International, Inc.*,1	626	10,041

Equitable Holdings, Inc.	24,925	456,626

Essent Group, Ltd.[1]	16,398	447,993

Farmers National Banc Corp.[1]	20,943	259,484

First American Financial Corp.[1]	9,415	434,220

First Financial Corp. [1]	11,925	423,576

The First of Long Island Corp.[1]	5,945	93,872

Hamilton Lane, Inc., Class A	5,827	377,881

The Hanover Insurance Group, Inc.[1]	3,776	379,035

The Hartford Financial Services Group, Inc.[1]	10,214	388,030

Intercontinental Exchange, Inc.[1]	5,119	457,894

Macatawa Bank Corp.[1]	53,744	412,754

Marlin Business Services Corp.	3,966	42,198

MGIC Investment Corp.[1]	69,652	509,156

Morningstar, Inc.	676	105,429

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Financials - 8.7% (continued)

OP Bancorp	10,426	$73,608

Pzena Investment Management, Inc., Class A1	57,710	283,933

Regional Management Corp.*,1	11,782	187,805

South Plains Financial, Inc.[1]	5,626	69,931

Umpqua Holdings Corp.[1]	37,365	467,997

Total Financials		6,757,995

Health Care - 11.6%

Akcea Therapeutics, Inc.*,2	3,099	52,869

Akero Therapeutics, Inc.*,2	5,344	109,018

AnaptysBio, Inc.*	4,736	73,976

Anthem, Inc.	277	77,762

Ardelyx, Inc.*	5,082	33,440

Assertio Therapeutics, Inc.*,1	17,786	15,563

BioCryst Pharmaceuticals, Inc.*,2	23,194	90,688

Cantel Medical Corp.[2]	13,253	490,361

Castle Biosciences, Inc.*	2,249	69,562

Chemed Corp.[1]	1,037	431,983

Coherus Biosciences, Inc.*	23,101	383,477

Computer Programs & Systems, Inc.	6,135	147,424

Cross Country Healthcare, Inc.*	21,830	137,311

CytomX Therapeutics, Inc.*	39,719	409,900

Edwards Lifesciences Corp.*	2,041	443,917

Eli Lilly & Co.[1]	2,905	449,229

Envista Holdings Corp.*	22,023	428,788

Enzo Biochem, Inc.*	104,491	315,563

Fulcrum Therapeutics, Inc.*	2,219	28,004

GenMark Diagnostics, Inc.*	18,379	229,921

Humana, Inc.[1]	1,248	476,511

IDEXX Laboratories, Inc.*,1	1,715	476,084

Illumina, Inc.*	1,208	385,388

Immunomedics, Inc.*,2	1,228	37,307

Integra LifeSciences Holdings Corp.*,1	6,032	307,934

Intersect ENT, Inc.*	2,016	23,144

Ionis Pharmaceuticals, Inc.*	6,879	381,991

Ligand Pharmaceuticals, Inc.*,2	4,100	404,137

MEDNAX, Inc.*,1	2,738	39,756

Mettler-Toledo International, Inc.*	359	258,458

Natus Medical, Inc.*	12,545	313,500

Orthofix Medical, Inc.*	14,241	504,843

Sutro Biopharma, Inc.*	3,485	34,327

UnitedHealth Group, Inc.[1]	1,590	465,027

	Shares	Value

Zoetis, Inc.[1]	3,448	$445,861

Total Health Care		8,973,024

Industrials - 6.1%

AeroVironment, Inc.*	6,819	410,913

Air Lease Corp.[2]	457	11,950

Armstrong Flooring, Inc.*	4,868	10,223

Atkore International Group, Inc.*,1	14,838	361,157

Atlas Air Worldwide Holdings, Inc.*,1	2,317	76,113

Comfort Systems USA, Inc.	12,389	412,554

Expeditors International of Washington, Inc.	2,558	183,166

Forward Air Corp.	600	30,960

GrafTech International, Ltd.[2]	52,486	426,186

HD Supply Holdings, Inc.*,1	13,645	404,984

HNI Corp.[1]	13,425	326,764

KAR Auction Services, Inc.	30,641	459,002

Lincoln Electric Holdings, Inc.[1]	4,560	367,126

Mueller Industries, Inc.	3,617	93,680

MYR Group, Inc.*	10,528	315,840

Patrick Industries, Inc.[2]	1,803	74,320

Resideo Technologies, Inc.*,1	12,037	61,750

Thermon Group Holdings, Inc.*	19,572	299,060

The Toro Co.	6,042	385,540

Veritiv Corp.*	3,521	32,992

Total Industrials		4,744,280

Information Technology - 13.2%

Adobe, Inc.*,1	1,272	449,830

ADTRAN, Inc.	2,327	23,922

Analog Devices, Inc.	285	31,236

Arista Networks, Inc.*,1	1,394	305,704

Aspen Technology, Inc.*,1	2,408	246,218

Automatic Data Processing, Inc.	2,837	416,160

Avnet, Inc.	14,651	439,823

Black Knight, Inc.*,1	1,757	123,991

CEVA, Inc.*,1	8,015	251,270

Cisco Systems, Inc.[1]	10,778	456,772

CommVault Systems, Inc.*,1	9,645	411,745

Corning, Inc.	16,352	359,908

Dolby Laboratories, Inc., Class A1	2,751	165,143

DXC Technology Co.	4,977	90,233

Dynatrace, Inc.*	14,397	429,750

ExlService Holdings, Inc.*	7,620	470,383

Information Services Group, Inc.*	11,855	29,637

Intuit, Inc.[1]	1,736	468,390

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 13.2% (continued)

KVH Industries, Inc.*	908	$8,426

Manhattan Associates, Inc.*	6,732	477,568

Maxim Integrated Products, Inc.	5,334	293,263

MicroStrategy, Inc., Class A*	60	7,580

National Instruments Corp.[1]	12,476	479,328

NortonLifeLock, Inc.[1]	22,914	487,381

Oracle Corp.[1]	8,505	450,510

Pure Storage, Inc., Class A*	29,712	427,853

QAD, Inc., Class A	6,006	254,174

Skyworks Solutions, Inc.	540	56,095

SPS Commerce, Inc.*,1	9,081	504,086

Telenav, Inc.*	66,386	310,023

Trimble, Inc.*,1	12,727	440,736

Ubiquiti, Inc.[2]	2,438	395,029

VeriSign, Inc.*,1	2,174	455,431

Total Information Technology		10,217,598

Materials - 0.7%

FutureFuel Corp.	37,879	393,184

Hawkins, Inc.	1,006	37,655

Kraton Corp.*	4,228	65,999

Valvoline, Inc.	1,505	25,871

Total Materials		522,709

Real Estate - 3.7%

Braemar Hotels & Resorts, Inc., REIT	45,549	142,568

Chatham Lodging Trust, REIT	56,186	421,957

Douglas Emmett, Inc., REIT [1]	13,363	407,438

Hersha Hospitality Trust, REIT	11,300	59,099

Life Storage, Inc., REIT [1]	4,400	385,396

National Health Investors, Inc., REIT	413	22,740

National Retail Properties, Inc., REIT	14,266	465,642

Public Storage, REIT	547	101,441

RE/MAX Holdings, Inc., Class A1	17,976	472,589

The RMR Group, Inc., Class A1	188	5,576

Sunstone Hotel Investors, Inc., REIT [1]	47,378	435,404

Total Real Estate		2,919,850

Utilities - 2.6%

The AES Corp.[1]	32,732	433,699

Atlantic Power Corp.*,1	151,204	300,896

	Shares	Value

Avangrid, Inc.	173	$7,439

Hawaiian Electric Industries, Inc.[1]	11,008	434,486

IDACORP, Inc.[1]	4,872	447,152

OGE Energy Corp.[1]	13,616	429,176

Xcel Energy, Inc.[1]	130	8,263

Total Utilities		2,061,111

Total Common Stocks (Cost $53,463,074)		53,440,571

	Principal Amount

Short-Term Investments - 19.8%

Joint Repurchase Agreements - 1.8%[3]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 -02/01/57, totaling $1,020,000)	$1,000,000	1,000,000

Nomura Securities International, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $403,775 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 05/15/20 -01/20/70, totaling $411,850)	403,775	403,775

Total Joint Repurchase Agreements		1,403,775

	Shares

Other Investment Companies - 18.0%

Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Shares, 0.74%[4]	8,946,568	8,941,201

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[4]	1,655,694	1,655,694

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[4]	1,655,694	1,655,694

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[4]	1,705,866	1,705,866

Total Other Investment Companies		13,958,455

Total Short-Term Investments (Cost $15,354,785)		15,362,230

Total Investments - 88.7% (Cost $68,817,859)		68,802,801

Derivatives - 4.2%[5]		3,289,997

Other Assets, less Liabilities - 7.1%		5,455,844

Net Assets - 100.0%		$77,548,642

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Security position is either entirely or partially held in a segregated account as collateral for swaps and futures contracts. As of April 30, 2020, value of securities held in the segregated account was $21,932,445.

[2]

Some of these securities, amounting to $2,451,940 or 3.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Includes Futures Contracts and over-the-counter total return basket swaps. Please refer to the Futures Contracts and over-the-counter total return basket swap tables for the details.

REIT    Real Estate Investment Trust

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
S&P 500 E-Mini FUT Index	USD	269	Long	06/19/20	$39,037,280	$8,057,060

  Over-the-counter long total return basket swap

Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of long positions and pays the 1-Month LIBOR (plus a spread).	$34,924,544	08/07/20	$4,343,243

  Components of over-the-counter long total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Communication Services
Altice USA, Inc., Class A	10,615	$264,207	$11,464	0.7
Fox Corp., Class B	5,226	130,911	2,665	0.3
Liberty Broadband Corp., Class A	398	47,673	96	0.1
Liberty Media Corp.-Liberty SiriusXM	13,554	399,572	62,213	1.2
Scholastic Corp.	14,744	399,120	29,488	1.1

Total Communication Services		1,241,483	105,926	3.4
Consumer Discretionary
Burlington Stores, Inc.	2,156	374,067	19,813	1.0
Capri Holdings, Ltd. (Virgin Islands, British)	740	8,495	2,790	0.0	#
Cavco Industries, Inc.	2,177	264,505	72,233	0.9
Century Casinos, Inc.	105,941	334,572	145,870	1.2
Darden Restaurants, Inc.	7,420	465,422	82,100	1.4
Foot Locker, Inc.	11,498	261,694	32,999	0.7
Gentex Corp.	19,430	441,158	29,825	1.2
Pool Corp.	60	11,086	1,614	0.0	#
Ruth’s Hospitality Group, Inc.	57,893	464,528	187,058	1.7
The TJX Cos., Inc.	8,595	395,800	25,785	1.1
Tractor Supply Co.	4,505	419,551	37,392	1.2

Total Consumer Discretionary		3,440,878	637,479	10.4

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter long total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Consumer Staples

Colgate-Palmolive Co.	4,086	$289,757	$(2,633)	0.7

The Hershey Co.	3,094	438,172	(28,434)	1.0

The Procter & Gamble Co.	862	103,164	(1,560)	0.3

Sprouts Farmers Market, Inc.	18,284	374,274	5,668	1.0

Total Consumer Staples		1,205,367	(26,959)	3.0

Energy

Apache Corp.	54,070	455,534	251,701	1.8

Baker Hughes Co.	33,401	427,049	38,895	1.2

Matrix Service Co.	14,500	122,525	28,855	0.4

Patterson-UTI Energy, Inc.	205,348	455,873	301,862	1.9

Renewable Energy Group, Inc.	17,058	365,249	57,960	1.1

Total Energy		1,826,230	679,273	6.4

Financials

The Bank of New York Mellon Corp.	11,246	395,972	26,203	1.1

Citigroup, Inc.	9,638	400,652	67,370	1.2

CME Group, Inc.	2,172	386,659	413	1.0

Financial Institutions, Inc.	14,316	233,064	43,950	0.7

Flagstar Bancorp, Inc.	15,357	317,736	80,164	1.0

Lincoln National Corp.	10,108	274,230	84,301	0.9

National General Holdings Corp.	25,801	430,619	60,374	1.2

QCR Holdings, Inc.	5,432	141,942	25,255	0.4

Radian Group, Inc.	23,189	282,442	64,929	0.9

Reinsurance Group of America, Inc.	4,495	432,599	37,938	1.2

S&P Global, Inc.	1,642	445,393	35,516	1.2

SEI Investments Co.	9,170	444,578	22,725	1.2

Sterling Bancorp	17,624	177,121	40,183	0.6

Synchrony Financial	25,546	387,533	118,022	1.3

Synovus Financial Corp.	24,570	418,427	97,789	1.3

Wintrust Financial Corp.	11,500	385,595	96,255	1.2

Total Financials		5,554,562	901,387	16.4

Health Care

Cardiovascular Systems, Inc.	10,731	438,791	11,911	1.1

Cigna Corp.	1,265	225,056	22,606	0.6

Henry Schein, Inc.	7,355	382,681	18,608	1.0

Hologic, Inc.	10,604	451,763	79,497	1.4

Luminex Corp.	13,856	453,940	45,568	1.3

Total Health Care		1,952,231	178,190	5.4

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter long total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Industrials

AGCO Corp.	8,310	$396,304	$42,797	1.1

Curtiss-Wright Corp.	4,253	387,108	53,715	1.1

HEICO Corp., Class A	5,473	367,238	28,624	1.0

Hubbell, Inc.	3,828	438,880	37,438	1.2

IDEX Corp.	3,024	449,407	15,170	1.2

Kimball International, Inc., Class B	31,998	334,699	57,916	1.0

Landstar System, Inc.	3,985	391,128	20,563	1.1

Robert Half International, Inc.	10,388	429,024	62,016	1.3

Rollins, Inc.	10,653	394,800	31,320	1.1

Schneider National, Inc., Class B	21,803	445,595	32,109	1.2

TrueBlue, Inc.	30,021	421,495	44,731	1.2

Universal Forest Products, Inc.	1,738	61,473	9,994	0.2

WESCO International, Inc.	12,644	283,099	44,001	0.8

Total Industrials		4,800,250	480,394	13.5

Information Technology

Arrow Electronics, Inc.	6,835	347,696	82,362	1.1

Broadcom, Inc.	746	184,747	17,882	0.5

Cadence Design Systems, Inc.	5,890	439,813	38,043	1.2

Ciena Corp.	4,441	195,537	9,859	0.5

Citrix Systems, Inc.	3,043	448,773	(7,507)	1.1

Cognizant Technology Solutions Corp., Class A	8,222	419,240	57,801	1.2

F5 Networks, Inc.	2,163	259,214	42,005	0.8

FLIR Systems, Inc.	11,294	459,101	31,058	1.3

GoDaddy, Inc., Class A	6,827	439,235	34,764	1.2

Juniper Networks, Inc.	18,571	419,890	(18,757)	1.0

KLA Corp.	414	61,516	6,417	0.2

Littelfuse, Inc.	2,930	377,618	47,935	1.1

MAXIMUS, Inc.	7,101	448,112	29,928	1.2

NetScout Systems, Inc.	7,704	187,824	16,178	0.5

Paychex, Inc.	6,070	388,601	27,315	1.1

Progress Software Corp.	6,903	251,588	30,813	0.7

Sykes Enterprises, Inc.	12,392	329,503	25,280	0.9

Virtusa Corp.	10,277	309,749	29,392	0.9

Total Information Technology		5,967,757	500,768	16.5

Materials

Avery Dennison Corp.	3,688	380,823	26,295	1.0

Celanese Corp.	5,468	401,679	52,548	1.1

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter long total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Materials (continued)

Minerals Technologies, Inc.	3,487	$126,229	$27,338	0.4

NewMarket Corp.	1,144	451,194	19,494	1.2

PolyOne Corp.	7,946	158,443	26,619	0.5

Sensient Technologies Corp.	9,628	393,689	66,433	1.2

Total Materials		1,912,057	218,727	5.4

Real Estate

American Assets Trust, Inc., REIT	338	8,606	967	0.0	#

American Campus Communities, Inc., REIT	14,210	430,563	70,908	1.3

Apartment Investment & Management Co., Class A, REIT	11,157	398,863	21,421	1.1

Apple Hospitality REIT, Inc.	46,998	378,639	76,301	1.2

Brookfield Property REIT, Inc., Class A	41,759	358,806	50,224	1.0

Camden Property Trust, REIT	4,508	368,980	28,040	1.0

Corporate Office Properties Trust, REIT	18,013	458,971	16,932	1.2

CubeSmart, REIT	16,018	404,935	(1,281)	1.0

DiamondRock Hospitality Co., REIT	81,352	383,981	122,841	1.3

Empire State Realty Trust, Inc., Class A, REIT	9,792	76,965	4,896	0.2

Equity Commonwealth, REIT	13,488	445,239	12,679	1.2

Equity LifeStyle Properties, Inc., REIT	6,957	410,254	9,322	1.1

Four Corners Property Trust, Inc., REIT	17,998	353,661	49,315	1.0

JBG SMITH Properties, REIT	13,471	420,834	36,506	1.2

Marcus & Millichap, Inc.	15,389	413,041	34,010	1.1

PS Business Parks, Inc., REIT	3,299	409,472	16,396	1.1

Rayonier, Inc., REIT	17,134	398,708	13,022	1.1

Service Properties Trust, REIT	81,297	458,255	105,133	1.4

Total Real Estate		6,578,773	667,632	18.5

Utilities

NiSource, Inc.	17,183	436,104	(4,640)	1.1

Public Service Enterprise Group, Inc.	177	8,852	124	0.0	#

Total Utilities		444,956	(4,516)	1.1

Total long equity positions		—	4,338,301	100.0

Financing		—	4,943	—

	Total	$34,924,544	$4,343,243	100.0

  Over-the-counter short total return basket swap

Counterparty	Description	Notional	Termination Date	Value

Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of short positions and receives the 1-Month LIBOR (minus a spread).	$(75,384,786)	08/07/20	$(9,110,306)

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter short total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Communication Services

Bandwidth, Inc., Class A	(1,751)	$(136,123)	$(6,689)	0.2

CenturyLink, Inc.	(42,754)	(415,141)	(38,906)	0.5

Clear Channel Outdoor Holdings, Inc.	(265,054)	(193,489)	(62,235)	0.3

Discovery, Inc., Class A	(20,166)	(419,050)	(33,072)	0.5

DISH Network Corp., Class A	(18,771)	(404,890)	(64,666)	0.6

Fox Corp., Class A	(1,940)	(49,605)	(583)	0.1

Gaia, Inc.	(51,519)	(476,474)	8,166	0.6

Nexstar Media Group, Inc., Class A	(7,068)	(415,598)	(79,445)	0.6

Roku, Inc.	(2,937)	(367,427)	11,374	0.4

Sinclair Broadcast Group, Inc., Class A	(1,006)	(14,486)	(3,270)	0.0	#

Twitter, Inc.	(2,395)	(61,356)	(7,332)	0.1

ViacomCBS, Inc., Class B	(28,428)	(430,684)	(59,983)	0.6

WideOpenWest, Inc.	(4,576)	(24,253)	(2,837)	0.0	#

Zillow Group, Inc., Class C	(10,312)	(373,294)	(80,021)	0.5

Total Communication Services		(3,781,870)	(419,499)	5.0

Consumer Discretionary

BorgWarner, Inc.	(13,819)	(352,523)	(42,286)	0.5

Brunswick Corp.	(12,103)	(447,416)	(130,139)	0.7

Carrols Restaurant Group, Inc.	(145,000)	(417,600)	(111,650)	0.6

Carvana Co.	(2,392)	(204,707)	13,084	0.2

Chipotle Mexican Grill, Inc.	(565)	(451,435)	(44,946)	0.6

Choice Hotels International, Inc.	(6,316)	(427,088)	(46,928)	0.6

Dollar Tree, Inc.	(97)	(7,519)	(209)	0.0	#

Drive Shack, Inc.	(230,322)	(264,870)	(39,155)	0.4

Duluth Holdings, Inc., Class B	(6,406)	(24,663)	(1,025)	0.0	#

Floor & Decor Holdings, Inc., Class A	(12,776)	(435,534)	(106,168)	0.6

Ford Motor Co.	(47,570)	(226,909)	(15,222)	0.3

Greenlane Holdings, Inc., Class A	(71,015)	(144,956)	(82,292)	0.3

Hilton Worldwide Holdings, Inc.	(4,633)	(330,565)	(20,200)	0.4

Joe’s Jeans, Inc.	(6,568)	(4,710)	(744)	0.0	#

Leaf Group, Ltd.	(50,007)	(61,999)	(10,511)	0.1

Lithia Motors, Inc., Class A	(4,820)	(423,919)	(108,980)	0.6

Macy’s, Inc.	(33,208)	(169,706)	(24,893)	0.2

Mattel, Inc.	(42,520)	(358,018)	(12,756)	0.4

Motorcar Parts of America, Inc.	(30,479)	(349,289)	(84,427)	0.5

Newell Brands, Inc.	(30,914)	(387,043)	(42,043)	0.5

Noodles & Co.	(3,893)	(20,010)	(4,321)	0.0	#

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter short total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Consumer Discretionary (continued)

Ollie’s Bargain Outlet Holdings, Inc.	(2,536)	$(146,936)	$(25,284)	0.2

Papa John’s International, Inc.	(6,793)	(468,850)	(19,703)	0.6

The RealReal, Inc.	(5,153)	(49,211)	(11,285)	0.1

Regis Corp.	(3,900)	(33,228)	(15,210)	0.1

Rent-A-Center, Inc.	(21,920)	(366,211)	(70,107)	0.5

RH	(3,067)	(371,187)	(69,786)	0.5

Shake Shack, Inc., Class A	(2,397)	(112,899)	(17,762)	0.2

Target Hospitality Corp.	(10,476)	(15,924)	(5,238)	0.0	#

Thor Industries, Inc.	(8,801)	(458,168)	(124,458)	0.7

Wayfair, Inc., Class A	(4,542)	(442,452)	(120,937)	0.7

Whirlpool Corp.	(1,355)	(133,034)	(18,374)	0.2

Wynn Resorts, Ltd.	(6,256)	(443,367)	(91,709)	0.6

Total Consumer Discretionary		(8,551,946)	(1,505,664)	11.9

Consumer Staples

The Andersons, Inc.	(9,120)	(128,136)	(26,630)	0.2

Archer-Daniels-Midland Co.	(12,251)	(428,785)	(26,217)	0.5

Beyond Meat, Inc.	(4,828)	(413,838)	(64,086)	0.6

Campbell Soup Co.	(8,779)	(442,813)	4,038	0.5

Conagra Brands, Inc.	(688)	(23,275)	268	0.0	#

Energizer Holdings, Inc.	(9,899)	(343,693)	(41,972)	0.5

General Mills, Inc.	(403)	(24,186)	51	0.0	#

Hormel Foods Corp.	(8,163)	(399,416)	16,979	0.5

The JM Smucker Co.	(3,770)	(447,908)	14,697	0.5

The Kraft Heinz Co.	(15,718)	(449,821)	(26,906)	0.6

Landec Corp.	(16,272)	(165,812)	(15,621)	0.2

Post Holdings, Inc.	(4,682)	(421,801)	(8,240)	0.5

Total Consumer Staples		(3,689,484)	(173,639)	4.6

Energy

Antero Midstream Corp.	(110,220)	(468,920)	(54,625)	0.6

Brigham Minerals, Inc., Class A	(1,378)	(12,729)	(5,034)	0.0	#

Cabot Oil & Gas Corp.	(2,890)	(61,105)	(1,377)	0.1

Cheniere Energy, Inc.	(11,005)	(450,161)	(63,663)	0.6

Cimarex Energy Co.	(3,759)	(73,150)	(22,404)	0.1

Concho Resources, Inc.	(151)	(7,530)	(1,035)	0.0	#

EQT Corp.	(23,290)	(370,346)	30,545	0.4

Equitrans Midstream Corp.	(16,554)	(135,109)	(3,614)	0.2

Falcon Minerals Corp.	(27,803)	(58,884)	(9,094)	0.1

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter short total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Energy (continued)

Gulfport Energy Corp.	(587,845)	$(710,940)	$(791,004)	1.8

Liberty Oilfield Services, Inc., Class A	(2,662)	(7,468)	(5,096)	0.0	#

NextDecade Corp.	(5,030)	(9,305)	905	0.0	#

Parsley Energy, Inc., Class A	(25,479)	(179,117)	(61,659)	0.3

Penn Virginia Corp.	(110,268)	(345,701)	(347,884)	0.8

RPC, Inc.	(25,772)	(56,737)	(31,145)	0.1

SandRidge Energy, Inc.	(271,432)	(496,721)	(43,429)	0.6

Southwestern Energy Co.	(129,965)	(393,937)	(25,850)	0.5

Uranium Energy Corp.	(51,457)	(45,133)	(11,470)	0.1

W&T Offshore, Inc.	(17,561)	(37,054)	(11,590)	0.1

Total Energy		(3,920,047)	(1,458,523)	6.4

Financials

Allegiance Bancshares, Inc.	(11,330)	(248,240)	(35,916)	0.3

Ally Financial, Inc.	(12,965)	(183,844)	(28,653)	0.2

Ameriprise Financial, Inc.	(3,863)	(399,627)	(44,386)	0.5

Annaly Capital Management, Inc., REIT	(68,838)	(422,665)	(7,572)	0.5

Arch Capital Group, Ltd. (Bermuda)	(14,662)	(370,802)	18,474	0.4

Ares Management Corp., Class A	(12,867)	(385,238)	(46,450)	0.5

Arlington Asset Investment Corp., Class A, REIT	(12,203)	(33,750)	(785)	0.0	#

ARMOUR Residential REIT, Inc.	(31,744)	(268,237)	(12,380)	0.3

Banc of California, Inc.	(50,496)	(450,990)	(75,178)	0.6

BGC Partners, Inc., Class A	(157,267)	(408,894)	(77,847)	0.6

Brown & Brown, Inc.	(205)	(7,381)	19	0.0	#

BRP Group, Inc., Class A	(13,063)	(122,008)	(8,883)	0.2

Cherry Hill Mortgage Investment Corp., REIT	(46,048)	(305,759)	(14,735)	0.4

Chimera Investment Corp., REIT	(22,913)	(172,764)	(5,270)	0.2

CIT Group, Inc.	(23,250)	(418,967)	(22,318)	0.5

Colony Credit Real Estate, Inc., REIT	(97,329)	(359,144)	(109,008)	0.6

Credit Acceptance Corp.	(1,395)	(354,330)	(80,310)	0.5

CrossFirst Bankshares, Inc.	(18,911)	(160,554)	(22,315)	0.2

East West Bancorp, Inc.	(14,726)	(402,903)	(113,537)	0.6

Everest Re Group, Ltd. (Bermuda)	(2,086)	(374,646)	13,496	0.4

First Horizon National Corp.	(50,483)	(387,205)	(71,181)	0.5

First Republic Bank	(4,517)	(440,001)	(31,077)	0.6

Focus Financial Partners, Inc., Class A	(578)	(11,167)	(2,624)	0.0	#

The Goldman Sachs Group, Inc.	(2,540)	(442,849)	(23,038)	0.5

Heritage Financial Corp.	(20,524)	(373,742)	(37,764)	0.5

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter short total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Financials (continued)

Jefferies Financial Group, Inc.	(30,228)	$(366,061)	$(48,667)	0.5

LendingTree, Inc.	(546)	(111,095)	(25,061)	0.2

MBIA, Inc.	(58,039)	(446,511)	(25,926)	0.6

Mercury General Corp.	(1,127)	(45,347)	(815)	0.1

Meta Financial Group, Inc.	(13,575)	(233,563)	(16,488)	0.3

MetLife, Inc.	(12,937)	(406,998)	(59,769)	0.5

Navient Corp.	(45,950)	(301,892)	(48,248)	0.4

New Residential Investment Corp., REIT	(51,984)	(304,106)	(12,476)	0.4

Pacific Mercantile Bancorp	(19,085)	(66,882)	(9,649)	0.1

PDL Community Bancorp	(7,856)	(60,256)	(12,098)	0.1

PennyMac Mortgage Investment Trust, REIT	(28,845)	(304,603)	4,615	0.4

People’s United Financial, Inc.	(31,354)	(344,267)	(53,615)	0.5

S&T Bancorp, Inc.	(15,155)	(389,484)	(15,307)	0.5

Safeguard Scientifics, Inc.	(9,312)	(50,471)	(15,551)	0.1

Sculptor Capital Management, Inc.	(28,997)	(330,659)	(94,437)	0.5

Signature Bank	(4,449)	(390,088)	(86,756)	0.6

SLM Corp.	(59,150)	(399,854)	(93,457)	0.6

State Auto Financial Corp.	(708)	(17,149)	(615)	0.0	#

Third Point Reinsurance, Ltd. (Bermuda)	(8,484)	(62,697)	(424)	0.1

Triumph Bancorp, Inc.	(16,091)	(392,942)	(52,939)	0.5

Two Harbors Investment Corp., REIT	(2,965)	(12,836)	(714)	0.0	#

United Insurance Holdings Corp.	(22,368)	(204,549)	13,302	0.2

Washington Trust Bancorp, Inc.	(1,796)	(57,618)	(5,260)	0.1

Western Alliance Bancorp	(13,226)	(408,551)	(65,998)	0.6

Total Financials		(13,214,186)	(1,565,591)	17.5

Health Care

Acadia Healthcare Co., Inc.	(19,848)	(444,224)	(32,326)	0.6

ADMA Biologics, Inc.	(48,859)	(130,454)	(13,680)	0.2

Agios Pharmaceuticals, Inc.	(9,887)	(449,607)	42,856	0.5

Aimmune Therapeutics, Inc.	(22,648)	(370,315)	(17,418)	0.5

Alnylam Pharmaceuticals, Inc.	(3,165)	(443,089)	26,258	0.5

Arrowhead Pharmaceuticals, Inc.	(9,824)	(363,565)	25,324	0.4

Arvinas, Inc.	(2,201)	(115,820)	267	0.1

Athenex, Inc.	(42,883)	(370,916)	(12,457)	0.5

Becton Dickinson and Co.	(1,433)	(368,847)	6,971	0.4

Bluebird Bio, Inc.	(4,448)	(243,750)	4,092	0.3

Bristol-Myers Squibb Co.	(124)	(7,521)	(20)	0.0	#

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter short total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Health Care (continued)

CASI Pharmaceuticals, Inc.	(57,895)	$(99,770)	$(7,914)	0.1

Cellular Biomedicine Group, Inc.	(4,981)	(73,586)	1,361	0.1

Change Healthcare, Inc.	(1,579)	(15,632)	(2,747)	0.0	#

Corbus Pharmaceuticals Holdings, Inc.	(21,522)	(122,460)	(17,002)	0.2

Cue Biopharma, Inc.	(17,772)	(375,787)	(78,821)	0.5

Exact Sciences Corp.	(3,985)	(304,892)	(9,843)	0.4

Fate Therapeutics, Inc.	(5,844)	(170,284)	10,276	0.2

Guardant Health, Inc.	(5,916)	(440,564)	(14,731)	0.5

Iovance Biotherapeutics, Inc.	(2,602)	(95,311)	11,657	0.1

Masimo Corp.	(134)	(26,430)	(2,234)	0.0	#

Medpace Holdings, Inc.	(4,467)	(358,437)	1,702	0.4

Moderna, Inc.	(2,331)	(114,825)	7,622	0.1

Molecular Templates, Inc.	(7,303)	(124,370)	5,842	0.1

Molina Healthcare, Inc.	(465)	(75,150)	(1,096)	0.1

Nektar Therapeutics	(4,184)	(79,580)	(753)	0.1

Neurocrine Biosciences, Inc.	(856)	(83,032)	(976)	0.1

Personalis, Inc.	(863)	(7,818)	(1,131)	0.0	#

Pulse Biosciences, Inc.	(21,306)	(136,365)	(102,902)	0.3

Quest Diagnostics, Inc.	(4,825)	(454,370)	(76,911)	0.6

Rocket Pharmaceuticals, Inc.	(2,855)	(47,136)	4,882	0.1

Sage Therapeutics, Inc.	(5,984)	(204,713)	(28,544)	0.3

Sarepta Therapeutics, Inc.	(2,458)	(278,737)	(11,012)	0.3

Seattle Genetics, Inc.	(2,560)	(351,667)	358	0.4

Syros Pharmaceuticals, Inc.	(5,440)	(45,805)	(54)	0.1

Tactile Systems Technology, Inc.	(156)	(7,631)	(421)	0.0	#

TG Therapeutics, Inc.	(830)	(10,151)	390	0.0	#

Thermo Fisher Scientific, Inc.	(279)	(89,174)	(4,202)	0.1

Tocagen, Inc.	(39,681)	(45,673)	(754)	0.1

ViewRay, Inc.	(155,958)	(379,617)	55,225	0.4

ZIOPHARM Oncology, Inc.	(3,797)	(10,556)	(76)	0.0	#

Total Health Care		(7,937,631)	(232,942)	9.7

Industrials

Ameresco, Inc., Class A	(15,123)	(255,427)	(17,694)	0.3

American Superconductor Corp.	(73,865)	(383,359)	(41,364)	0.5

The Boeing Co.	(1,344)	(183,227)	(6,303)	0.2

CECO Environmental Corp.	(5,478)	(25,331)	(4,360)	0.0	#

Colfax Corp.	(19,728)	(440,339)	(68,446)	0.6

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter short total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Industrials (continued)

Cubic Corp.	(548)	$(18,910)	$(2,029)	0.0	#

Equifax, Inc.	(3,481)	(452,669)	(30,842)	0.6

Flowserve Corp.	(15,135)	(362,181)	(64,172)	0.5

Foundation Building Materials, Inc.	(859)	(8,307)	(1,744)	0.0	#

General Dynamics Corp.	(3,195)	(420,750)	3,419	0.5

General Electric Co.	(58,694)	(381,640)	(17,479)	0.5

The Greenbrier Cos., Inc.	(467)	(7,380)	(550)	0.0	#

Howmet Aerospace, Inc.	(20,968)	(222,051)	(52,001)	0.3

Ingersoll Rand, Inc.	(2,607)	(68,773)	(7,039)	0.1

Kirby Corp.	(8,723)	(404,747)	(61,235)	0.6

Knight-Swift Transportation Holdings, Inc.	(12,711)	(448,909)	(23,686)	0.6

Kratos Defense & Security Solutions, Inc.	(8,982)	(125,119)	(9,790)	0.2

L3Harris Technologies, Inc.	(1,967)	(369,363)	(11,645)	0.5

Lyft, Inc., Class A	(506)	(14,920)	(1,692)	0.0	#

Macquarie Infrastructure Corp.	(19,159)	(453,515)	(75,082)	0.6

PACCAR, Inc.	(4,931)	(324,090)	(17,283)	0.4

Plug Power, Inc.	(85,017)	(358,772)	2,976	0.4

Quad/Graphics, Inc.	(20,958)	(50,136)	(27,828)	0.1

Quanta Services, Inc.	(5,023)	(162,946)	(19,690)	0.2

Spirit AeroSystems Holdings, Inc., Class A	(13,081)	(253,379)	(36,496)	0.3

Stericycle, Inc.	(9,046)	(403,361)	(38,084)	0.5

TransDigm Group, Inc.	(24)	(7,348)	(1,366)	0.0	#

Trinity Industries, Inc.	(24,171)	(382,869)	(83,390)	0.6

Twin Disc, Inc.	(50,459)	(271,974)	(31,285)	0.4

United Rentals, Inc.	(2,122)	(206,173)	(66,504)	0.3

US Xpress Enterprises, Inc., Class A	(50,307)	(182,599)	(36,739)	0.3

Vivint Solar, Inc.	(42,024)	(230,002)	(36,431)	0.3

Welbilt, Inc.	(1,753)	(7,052)	(1,591)	0.0	#

XPO Logistics, Inc.	(7,760)	(446,912)	(70,990)	0.6

YRC Worldwide, Inc.	(163,687)	(257,103)	(24,439)	0.3

Total Industrials		(8,591,633)	(982,874)	11.3

Information Technology

8x8, Inc.	(425)	(7,317)	109	0.0	#

Advanced Micro Devices, Inc.	(2,130)	(112,720)	1,129	0.1

Alteryx, Inc., Class A	(3,672)	(418,916)	3,319	0.5

Anaplan, Inc.	(10,185)	(370,858)	(45,301)	0.5

ANSYS, Inc.	(1,634)	(413,860)	(13,971)	0.5

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter short total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Information Technology (continued)

Applied Optoelectronics, Inc.	(24,758)	$(204,996)	$(60,409)	0.3

Avalara, Inc.	(2,406)	(196,041)	(18,983)	0.3

CommScope Holding Co., Inc.	(46,174)	(442,361)	(66,015)	0.6

Coupa Software, Inc.	(2,753)	(435,414)	(49,361)	0.6

Dell Technologies, Inc., Class C	(10,182)	(380,807)	(53,863)	0.5

Digimarc Corp.	(8,102)	(122,421)	(13,287)	0.2

DocuSign, Inc.	(3,753)	(375,690)	(17,437)	0.5

EchoStar Corp., Class A	(2,712)	(79,733)	(5,831)	0.1

Elastic, N.V.	(6,235)	(367,019)	(32,894)	0.5

Everbridge, Inc.	(2,160)	(260,008)	19,427	0.3

Fidelity National Information Services, Inc.	(3,221)	(378,371)	(46,447)	0.5

FireEye, Inc.	(23,076)	(243,683)	(21,922)	0.3

Five9, Inc.	(200)	(18,452)	(82)	0.0	#

Global Payments, Inc.	(2,757)	(389,537)	(68,181)	0.5

GTY Technology Holdings, Inc.	(18,894)	(72,364)	(1,512)	0.1

Guidewire Software, Inc.	(5,108)	(450,270)	(13,740)	0.6

HubSpot, Inc.	(1,633)	(220,194)	(55,179)	0.3

Immersion Corp.	(3,059)	(18,527)	(2,763)	0.0	#

Impinj, Inc.	(1,623)	(30,464)	(5,989)	0.0	#

Iteris, Inc.	(3,176)	(11,049)	(1,623)	0.0	#

Leidos Holdings, Inc.	(375)	(35,460)	(1,594)	0.0	#

LivePerson, Inc.	(3,912)	(83,834)	(9,819)	0.1

MACOM Technology Solutions Holdings, Inc.	(367)	(8,434)	(2,819)	0.0	#

Microchip Technology, Inc.	(5,357)	(400,971)	(68,998)	0.6

MKS Instruments, Inc.	(1,640)	(139,728)	(24,649)	0.2

MongoDB, Inc.	(2,860)	(441,721)	(21,971)	0.6

Motorola Solutions, Inc.	(2,812)	(406,840)	2,446	0.5

Nutanix, Inc., Class A	(24,724)	(411,407)	(95,187)	0.6

Okta, Inc.	(549)	(81,477)	(1,587)	0.1

PagerDuty, Inc.	(9,849)	(208,109)	197	0.3

Pluralsight, Inc., Class A	(27,828)	(371,315)	(86,178)	0.5

RingCentral, Inc., Class A	(1,811)	(433,108)	19,241	0.5

SharpSpring, Inc.	(15,613)	(92,897)	(14,676)	0.1

ShotSpotter, Inc.	(10,786)	(358,276)	(12,438)	0.4

Smartsheet, Inc., Class A	(8,541)	(440,271)	(10,011)	0.5

Splunk, Inc.	(3,437)	(454,337)	(28,080)	0.6

SunPower Corp.	(35,035)	(215,465)	(42,042)	0.3

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

  Components of over-the-counter short total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Information Technology (continued)

The Trade Desk, Inc., Class A	(1,827)	$(419,479)	$(115,064)	0.6

Twilio, Inc., Class A	(4,231)	(443,507)	(31,634)	0.6

Unisys Corp.	(32,995)	(376,918)	(38,489)	0.5

ViaSat, Inc.	(6,699)	(265,553)	(18,485)	0.3

WEX, Inc.	(3,928)	(402,345)	(117,408)	0.6

Xerox Holdings Corp.	(21,180)	(355,189)	(32,194)	0.5

Zscaler, Inc.	(894)	(58,271)	(1,699)	0.1

Total Information Technology		(12,925,984)	(1,323,944)	16.9

Materials

Air Products and Chemicals, Inc.	(931)	(193,080)	(16,935)	0.2

Albemarle Corp.	(6,958)	(402,590)	(24,840)	0.5

Berry Global Group, Inc.	(6,049)	(218,019)	(22,670)	0.3

Century Aluminum Co.	(3,520)	(13,493)	(1,819)	0.0	#

Cleveland-Cliffs, Inc.	(110,432)	(392,210)	(91,482)	0.6

Intrepid Potash, Inc.	(66,427)	(57,373)	(6,603)	0.1

Livent Corp.	(68,475)	(372,840)	(51,705)	0.5

Marrone Bio Innovations, Inc.	(214,526)	(140,772)	(15,875)	0.2

United States Steel Corp.	(72,129)	(482,543)	(71,408)	0.6

Total Materials		(2,272,920)	(303,337)	3.0

Real Estate

Bluerock Residential Growth REIT, Inc.	(1,352)	(7,477)	(392)	0.0	#

Brandywine Realty Trust, REIT	(1,181)	(11,275)	(1,905)	0.0	#

Colony Capital, Inc., REIT	(71,723)	(137,708)	(27,972)	0.2

Crown Castle International Corp., REIT	(2,823)	(450,971)	900	0.5

Cushman & Wakefield PLC	(855)	(8,954)	(1,452)	0.0	#

CyrusOne, Inc., REIT	(1,454)	(99,163)	(2,835)	0.1

Digital Realty Trust, Inc., REIT	(3,190)	(458,449)	(18,424)	0.6

Equinix, Inc., REIT	(683)	(449,694)	(11,468)	0.6

Farmland Partners, Inc., REIT	(67,768)	(405,930)	(38,628)	0.5

Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	(17,139)	(449,612)	(30,108)	0.6

Healthcare Trust of America, Inc., Class A, REIT	(16,397)	(384,346)	(19,512)	0.5

The Howard Hughes Corp.	(8,733)	(428,354)	(44,626)	0.6

Iron Mountain, Inc., REIT	(16,466)	(406,710)	8,562	0.5

iStar, Inc., REIT	(51,948)	(392,727)	(127,792)	0.6

Jernigan Capital, Inc., REIT	(32,162)	(380,296)	(44,242)	0.5

Maui Land & Pineapple Co., Inc.	(758)	(7,557)	(364)	0.0	#

Omega Healthcare Investors, Inc., REIT	(9,818)	(282,366)	(3,829)	0.3

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

 Components of over-the-counter short total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value

Real Estate (continued)

Paramount Group, Inc., REIT	(45,034)	$(376,484)	$(58,094)	0.5

Rafael Holdings, Inc., Class B	(3,657)	(44,086)	(7,514)	0.1

Realogy Holdings Corp.	(2,183)	(7,301)	(2,173)	0.0	#

Saul Centers, Inc., REIT	(260)	(7,592)	(889)	0.0	#

Seritage Growth Properties, REIT	(45,924)	(376,003)	(109,873)	0.6

SITE Centers Corp., REIT	(1,510)	(7,355)	(1,796)	0.0	#

SL Green Realty Corp., REIT	(9,182)	(411,904)	(75,201)	0.6

Spirit Realty Capital, Inc., REIT	(16,442)	(426,834)	(78,922)	0.6

STORE Capital Corp., REIT	(9,818)	(154,313)	(42,734)	0.2

Stratus Properties, Inc.	(10,148)	(148,640)	(21,542)	0.2

UMH Properties, Inc., REIT	(681)	(7,562)	(1,285)	0.0	#

Uniti Group, Inc., REIT	(77,036)	(426,379)	(117,495)	0.6

VEREIT, Inc., REIT	(89,275)	(401,737)	(87,489)	0.6

VICI Properties, Inc., REIT	(27,790)	(426,576)	(57,525)	0.6

Washington Real Estate Investment Trust, REIT	(345)	(7,315)	(731)	0.0	#

Total Real Estate		(7,991,670)	(1,027,350)	10.7

Utilities

American Electric Power Co., Inc.	(93)	(7,607)	(122)	0.0	#

Atmos Energy Corp.	(103)	(10,381)	(122)	0.0	#

CenterPoint Energy, Inc.	(27,824)	(431,550)	(42,292)	0.6

Duke Energy Corp.	(5,201)	(444,374)	4,057	0.5

Edison International	(7,640)	(443,602)	(4,942)	0.5

Essential Utilities, Inc.	(9,378)	(387,218)	(4,689)	0.5

PG&E Corp.	(34,298)	(368,220)	3,289	0.4

Sempra Energy	(3,475)	(414,463)	(15,916)	0.5

Total Utilities		(2,507,415)	(60,737)	3.0

Total short equity positions		—	(9,054,100)	100.0

Financing		—	(56,206)	—

	Total	$(75,384,786)	$(9,110,306)	100.0

#	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$53,440,571	—	—	$53,440,571

Short-Term Investments

Joint Repurchase Agreements	—	$1,403,775	—	1,403,775

Other Investment Companies	13,958,455	—	—	13,958,455

Total Investments in Securities	$67,399,026	$1,403,775	—	$68,802,801

Financial Derivative Instruments - Assets

Equity Futures Contracts	$8,057,060	—	—	$8,057,060

Equity Swap Contracts	—	$4,343,243	—	4,343,243

Financial Derivative Instruments - Liabilities

Equity Swap Contracts	—	(9,110,306)	—	(9,110,306)

Total Financial Derivative Instruments	$8,057,060	$(4,767,063)	—	$3,289,997

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The following schedule shows the value of derivative instruments at April 30, 2020:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Swaps at value	$4,343,243	Swaps at value	$9,110,306
	Cash deposited with broker for futures contracts[1]	3,031,630

	Totals	$7,374,873		$9,110,306

For the six months ended April 30, 2020, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity contracts	Net realized loss on futures contracts	$(8,980,411)	Net change in unrealized appreciation/ depreciation on futures contracts	$7,248,014

	Net realized gain on swaps	5,889,460	Net change in unrealized appreciation/depreciation on swaps	(4,870,677)

	Totals	$(3,090,951)		$2,377,337

[1]	Amount represents cash with futures broker and unrealized appreciation/depreciation on open futures contracts. See Note 9 for additional information.

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Exchange Traded Funds - 12.9%

iShares iBoxx $ High Yield Corporate Bond ETF[1,2]	35,383	$2,845,854

Vanguard Extended Duration Treasury ETF	14,447	2,466,970

Total Exchange Traded Funds (Cost $5,466,867)		5,312,824

	Notes
Exchange Traded Notes - 9.6%
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38*	23,229	867,603

iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*,2	93,199	1,512,620

Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*,2	454,612	1,550,227

Total Exchange Traded Notes (Cost $4,993,341)		3,930,450

Purchased Options - 4.4%

(See Open Purchased Options schedule) (Cost $910,103)		1,798,973

	Principal Amount
Short-Term Investments - 78.6%
Joint Repurchase Agreements - 1.7%[3]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $709,401 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $723,588)	$709,400	709,400

	Principal Amount	Value

U.S. Government Obligation - 11.4%
U.S. Treasury Bills, 0.060%, 07/16/20[1,4,5]	$4,700,000	$4,699,144

	Shares
Other Investment Companies - 65.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[6,7]	8,877,546	8,877,546

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[6,7]	8,877,545	8,877,545

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[6,7]	9,146,562	9,146,562

Total Other Investment Companies		26,901,653

Total Short-Term Investments (Cost $32,310,454)		32,310,197

Total Investments - 105.5% (Cost $43,680,765)		43,352,444

Derivatives - 1.4%[8]		586,513

Other Assets, less Liabilities - (6.9)%		(2,838,155)

Net Assets - 100.0%		$41,100,802

*	Non-income producing security.
[1]	Some or all of these securities were held as collateral for written options as of April 30, 2020, amounting to $2,774,966 or 6.8% of net assets.
[2]

Some of these securities, amounting to $1,614,231 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at April 30, 2020, amounted to $3,299,399, or 8.0% of net assets.
[5]	Represents yield to maturity at April 30, 2020.
[6]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[7]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
[8]	Includes Written Options and Futures Contracts. Please refer to the Open Written Options and Open Futures Contracts tables for the details.

ETF    Exchange Traded Fund

ETN    Exchange Traded Notes

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

Open Exchange Traded Purchased Options

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value

EURO STOXX 50 (Call)	2,800	05/15/20	51	$1,428,000	$85,965	$77,462

EURO STOXX 50 (Call)	3,450	05/15/20	87	3,001,500	57,283	95

EURO STOXX 50 (Put)	1,900	06/19/20	5	95,000	4,779	263

EURO STOXX 50 (Put)	2,450	07/17/20	36	882,000	29,207	19,607

EURO STOXX 50 (Put)	2,500	06/19/20	31	775,000	21,478	12,026

EURO STOXX 50 (Put)	2,900	05/15/20	87	2,523,000	68,120	63,687

EURO STOXX 50 (Put)	3,525	05/15/20	87	3,066,750	34,111	593,773

S&P 500 Index (Call)	3,065	05/15/20	41	12,566,500	228,046	36,490

S&P 500 Index (Put)	2,300	05/15/20	34	7,820,000	245,892	9,520

S&P 500 Index (Put)	3,140	05/15/20	41	12,874,000	135,222	986,050

				Total	$910,103	$1,798,973

Open Exchange Traded Written Options

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value

EURO STOXX 50 (Call)	2,900	05/15/20	51	$1,479,000	$59,338	$(38,675)

EURO STOXX 50 (Call)	3,050	06/19/20	5	152,500	1,336	(2,488)

EURO STOXX 50 (Call)	3,200	06/19/20	31	992,000	9,045	(4,144)

EURO STOXX 50 (Call)	3,250	07/17/20	36	1,170,000	11,895	(6,549)

EURO STOXX 50 (Call)	3,525	05/15/20	87	3,066,750	31,930	(95)

EURO STOXX 50 (Call)	3,600	05/15/20	36	1,296,000	6,760	(39)

EURO STOXX 50 (Put)	1,700	06/19/20	5	85,000	3,078	(131)

EURO STOXX 50 (Put)	2,225	07/17/20	36	801,000	16,805	(10,770)

EURO STOXX 50 (Put)	2,300	06/19/20	31	713,000	12,356	(6,319)

EURO STOXX 50 (Put)	2,800	05/15/20	87	2,436,000	53,526	(34,513)

EURO STOXX 50 (Put)	3,450	05/15/20	87	3,001,500	24,613	(522,269)

S&P 500 Index (Call)	3,140	05/15/20	41	12,874,000	142,798	(8,856)

S&P 500 Index (Call)	3,210	05/15/20	34	10,914,000	73,538	(3,060)

S&P 500 Index (Put)	2,180	05/15/20	34	7,412,000	171,968	(6,120)

S&P 500 Index (Put)	3,065	05/15/20	41	12,566,500	101,594	(699,870)

				Total	$720,580	$(1,343,898)

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
ASX SPI 200 Index	AUD	12	Long	06/18/20	$1,083,040	$96,931
Australia 10-Year Bond	AUD	87	Long	06/15/20	8,438,739	(50,555)
Canadian 10-Year Bond	CAD	72	Long	06/19/20	7,727,346	272,376
EURO STOXX 50	EUR	94	Long	06/19/20	2,973,908	540,012
FTSE 100 Index	GBP	9	Long	06/19/20	667,091	74,973
Hang Seng Index	HKD	3	Long	05/28/20	474,079	13,187
Russell 2000® Mini Index	USD	42	Long	06/19/20	2,744,070	154,285

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

S&P 500 E-Mini FUT Index	USD	6	Long	06/19/20	$870,720	$64,514

S&P/TSX 60 Index	CAD	7	Long	06/18/20	893,337	81,508

TOPIX Index	JPY	5	Long	06/11/20	677,445	32,698

U.K. 10-Year Gilt	GBP	65	Long	06/26/20	11,273,096	141,775

U.S. Long Bond (CBT)	USD	60	Long	06/19/20	10,861,875	508,707

					Total	$1,930,411

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Exchange Traded Funds†	$5,312,824	—	—	$5,312,824

Exchange Traded Notes†	3,930,450	—	—	3,930,450

Purchased Options

Equity Contracts	1,798,973	—	—	1,798,973

Short-Term Investments

Joint Repurchase Agreements	—	$709,400	—	709,400

U.S. Government Obligation	—	4,699,144	—	4,699,144

Other Investment Companies	26,901,653	—	—	26,901,653

Total Investments in Securities	$37,943,900	$5,408,544	—	$43,352,444

Financial Derivative Instruments - Assets

Equity Futures Contracts	$1,058,108	—	—	$1,058,108

Interest Rate Futures Contracts	922,858	—	—	922,858

Financial Derivative Instruments - Liabilities

Equity Written Options	(1,343,898)	—	—	(1,343,898)

Interest Rate Futures Contracts	(50,555)	—	—	(50,555)

Total Financial Derivative Instruments	$586,513	—	—	$586,513

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at April 30, 2020:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Options purchased[1]	$1,798,973	Options written	$1,343,898

Equity contracts	Receivable for variation margin[2]	35,189	Payable for variation margin[2]	255,467

Interest rate contracts	Receivable for variation margin[2]	79,449	Payable for variation margin[2]	20,625

	Totals	$1,913,611		$1,619,990

For the six months ended April 30, 2020, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation

Equity contracts	Net realized gain on options purchased[1]	$1,676,745	Net change in unrealized appreciation/ depreciation on options purchased[1]	$1,185,205

Equity contracts	Net realized loss on futures contracts	(382,006)	Net change in unrealized appreciation/ depreciation on futures contracts	831,624

Interest rate contracts	Net realized loss on futures contracts	(6,068,849)	Net change in unrealized appreciation/ depreciation on futures contracts	1,298,955

Equity contracts	Net realized loss on options written	(1,815,368)	Net change in unrealized appreciation/ depreciation options written	(850,028)

	Totals	$(6,589,478)		$2,465,756

1 Options purchased are included in investments at value on the Statement of Assets and Liabilities. Net realized gain/(loss) on options purchased and net change in unrealized appreciation/depreciation on options purchased are included in the net realized gain/(loss) on investments and net change in unrealized appreciation/depreciation of investments, respectively, on the Statement of Operations.

2 Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/depreciation of $1,930,411.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2020

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Long-Short Equity Fund	AMG FQ Global Risk-Balanced Fund

Assets:

Investments at value[1] (including securities on loan valued at $3,228,110, $2,451,940, and $1,614,231, respectively)	$59,721,058	$68,802,801	$43,352,444

Cash	—	513,018	—

Cash deposit with brokers for futures contracts (see Note 9)	—	3,031,630	—

Receivable for investments sold	—	29,189	—

Segregated cash	—	11,720,000	—

Dividend and interest receivables	30,550	25,000	8,830

Securities lending income receivable	441	215	1,119

Receivable for Fund shares sold	1,000	10,069	1,161

Receivable from affiliate	8,826	2,303	7,121

Swaps at value	—	4,343,243	—

Receivable for variation margin	—	—	114,638

Prepaid expenses and other assets	17,354	20,533	23,097

Total assets	59,779,229	88,498,001	43,508,410

Liabilities:

Payable upon return of securities loaned	203,779	1,403,775	709,400

Payable for Fund shares repurchased	15,000	355,028	21,993

Written options[2]	—	—	1,343,898

Payable for variation margin	—	—	276,092

Swaps at value	—	9,110,306	—

Accrued expenses:

Investment advisory and management fees	32,220	22,144	20,124

Administrative fees	6,904	9,490	5,031

Distribution fees	1,289	2,238	268

Shareholder service fees	—	4,860	345

Other	29,102	41,518	30,457

Total liabilities	288,294	10,949,359	2,407,608

Net Assets	$59,490,935	$77,548,642	$41,100,802

[1] Investments at cost	$34,413,086	$68,817,859	$43,680,765

[2] Premiums received	—	—	$720,580

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (Continued)

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Long-Short Equity Fund	AMG FQ Global Risk-Balanced Fund

Net Assets Represent:

Paid-in capital	$34,339,870	$84,153,321	$49,220,857

Total distributable earnings (loss)	25,151,065	(6,604,679)	(8,120,055)

Net Assets	$59,490,935	$77,548,642	$41,100,802

Class N:

Net Assets	$6,698,235	$10,719,647	$1,327,362

Shares outstanding	218,944	756,746	99,711

Net asset value, offering and redemption price per share	$30.59	$14.17	$13.31

Class I:

Net Assets	$52,792,700	$66,828,995	$1,585,645

Shares outstanding	1,728,567	4,700,753	118,571

Net asset value, offering and redemption price per share	$30.54	$14.22	$13.37

Class Z:

Net Assets	—	—	$38,187,795

Shares outstanding	—	—	2,857,091

Net asset value, offering and redemption price per share	—	—	$13.37

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2020

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Long-Short Equity Fund	AMG FQ Global Risk-Balanced Fund

Investment Income:

Dividend income	$458,159	$908,618 [1]	$463,897

Interest income	—	10,503	54,849

Securities lending income	6,217	1,448	19,964

Foreign withholding tax	(587)	—	—

Total investment income	463,789	920,569	538,710

Expenses:

Investment advisory and management fees	235,793	161,833	147,866

Administrative fees	50,527	69,357	36,967

Distribution fees - Class N	9,584	16,414	2,359

Shareholder servicing fees - Class N	—	6,566	1,415

Shareholder servicing fees - Class I	—	26,679	1,424

Registration fees	17,253	20,578	23,301

Professional fees	15,513	22,793	17,847

Custodian fees	10,691	15,527	10,678

Reports to shareholders	8,073	12,284	6,003

Transfer agent fees	5,792	8,115	5,479

Trustee fees and expenses	3,075	4,148	2,286

Miscellaneous	1,749	2,142	1,864

Repayment of prior reimbursements	—	5,625	—

Total expenses before offsets	358,050	372,061	257,489

Expense reimbursements	(48,664)	(3,360)	(32,956)

Expense reductions	(2,657)	—	(3,125)

Net expenses	306,729	368,701	221,408

Net investment income	157,060	551,868	317,302

Net Realized and Unrealized Loss:

Net realized loss on investments	(218,143)	(6,250,588)	(465,733)

Net realized loss on futures contracts	—	(8,980,411)	(6,450,855)

Net realized loss on written options	—	—	(1,815,368)

Net realized gain on swaps	—	5,889,460	—

Net realized gain on foreign currency transactions	—	—	49,836

Net change in unrealized appreciation/depreciation on investments	(7,188,964)	(2,679,052)	(1,321,729)

Net change in unrealized appreciation/depreciation on futures contracts	—	7,248,014	2,130,579

Net change in unrealized appreciation/depreciation on written options	—	—	(850,028)

Net change in unrealized appreciation/depreciation on swaps	—	(4,870,677)	—

Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	2,884

Net realized and unrealized loss	(7,407,107)	(9,643,254)	(8,720,414)

Net decrease in net assets resulting from operations	$(7,250,047)	$(9,091,386)	$(8,403,112)

[1]	Includes non-recurring dividends of $242,088.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019

	AMG FQ Tax-Managed U.S. Equity Fund		AMG FQ Long-Short Equity Fund		AMG FQ Global Risk-Balanced Fund

	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$157,060	$342,119	$551,868	$846,274	$317,302	$931,979

Net realized gain (loss) on investments	(218,143)	110,218	(9,341,539)	2,325,910	(8,682,120)	3,056,834

Net change in unrealized appreciation/depreciation on investments	(7,188,964)	5,907,820	(301,715)	2,307,516	(38,294)	4,078,231

Net increase (decrease) in net assets resulting from operations	(7,250,047)	6,360,157	(9,091,386)	5,479,700	(8,403,112)	8,067,044

Distributions to Shareholders:

Class N	(30,370)	(128,969)	(624,543)	(1,339,503)	(81,284)	(37,124)

Class I	(392,779)	(1,073,001)	(3,646,142)	(2,076,653)	(81,571)	(33,497)

Class Z	—	—	—	—	(1,851,649)	(1,184,019)

Total distributions to shareholders	(423,149)	(1,201,970)	(4,270,685)	(3,416,156)	(2,014,504)	(1,254,640)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(2,791,512)	(8,264,352)	(6,713,122)	15,433,917	(2,165,730)	(6,539,924)

Total increase (decrease) in net assets	(10,464,708)	(3,106,165)	(20,075,193)	17,497,461	(12,583,346)	272,480

Net Assets:

Beginning of period	69,955,643	73,061,808	97,623,835	80,126,374	53,684,148	53,411,668

End of period	$59,490,935	$69,955,643	$77,548,642	$97,623,835	$41,100,802	$53,684,148

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
Class N	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$34.33	$31.68	$29.69	$24.11	$24.42	$23.58

Income (loss) from Investment Operations:

Net investment income[2,3]	0.04	0.09 [4]	0.03	0.03 [5]	0.22 [6]	0.08 [7]

Net realized and unrealized gain (loss) on investments	(3.65)	3.02	2.00	5.79	(0.43)	0.81

Total income (loss) from investment operations	(3.61)	3.11	2.03	5.82	(0.21)	0.89

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.05)	—	(0.24)	(0.10)	(0.05)

Net realized gain on investments	(0.05)	(0.41)	(0.04)	—	—	—

Total distributions to shareholders	(0.13)	(0.46)	(0.04)	(0.24)	(0.10)	(0.05)

Net Asset Value, End of Period	$30.59	$34.33	$31.68	$29.69	$24.11	$24.42

Total Return[3,8]	(10.57)%[9]	10.15%	6.84%	24.27%	(0.86)%	3.79%

Ratio of net expenses to average net assets	1.14%[10,11]	1.13%[11]	1.14%[11]	1.14%	1.14%	1.20%

Ratio of gross expenses to average net assets[12]	1.28%[10]	1.28%	1.26%	1.27%	1.26%	1.27%

Ratio of net investment income to average net assets[3]	0.24%[10]	0.28%	0.09%	0.13%	0.93%	0.34%

Portfolio turnover	34%[9]	34%	31%	75%	102%	62%

Net assets end of period (000’s) omitted	$6,698	$8,188	$9,622	$12,131	$22,885	$24,825

AMG FQ Tax-Managed U.S. Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
Class I	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$34.31	$31.69	$29.72	$24.14	$24.42	$23.56

Income (loss) from Investment Operations:

Net investment income[2,3]	0.08	0.17 [4]	0.11	0.10 [5]	0.28 [6]	0.17 [7]

Net realized and unrealized gain (loss) on investments	(3.63)	3.00	2.00	5.79	(0.43)	0.78

Total income (loss) from investment operations	(3.55)	3.17	2.11	5.89	(0.15)	0.95

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.14)	(0.10)	(0.31)	(0.13)	(0.09)

Net realized gain on investments	(0.05)	(0.41)	(0.04)	—	—	—

Total distributions to shareholders	(0.22)	(0.55)	(0.14)	(0.31)	(0.13)	(0.09)

Net Asset Value, End of Period	$30.54	$34.31	$31.69	$29.72	$24.14	$24.42

Total Return[3,8]	(10.45)%[9]	10.40%	7.13%	24.57%	(0.59)%	4.03%

Ratio of net expenses to average net assets	0.89%[10,11]	0.88%[11]	0.89%[11]	0.89%	0.89%	0.96%

Ratio of gross expenses to average net assets[12]	1.03%[10]	1.03%	1.01%	1.02%	1.01%	1.03%

Ratio of net investment income to average net assets[3]	0.49%[10]	0.53%	0.34%	0.38%	1.19%	0.68%

Portfolio turnover	34%[9]	34%	31%	75%	102%	62%

Net assets end of period (000’s) omitted	$52,793	$61,767	$63,440	$60,421	$53,494	$56,493

[1]	Effective October 1, 2016, the Investor Class and Institutional Class were renamed Class N and Class I, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06 and $0.14 for Class N and Class I, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01 and $0.08 for Class N and Class I, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.11 and $0.17 for Class N and Class I, respectively.

[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.00 and $0.09 for Class N and Class I, respectively.

[8]	The total return is calculated using the published Net Asset Value as of period end.

[9]	Not annualized.

[10]	Annualized.

[11]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2020, and 0.01% and less than 0.01% for the fiscal years ended October 31, 2019 and October 31, 2018, respectively.

[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG FQ Long-Short Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
Class N	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$16.22	$15.68	$17.97	$15.48	$17.38	$17.20

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.07 [4]	0.12 [5]	(0.07)	0.10 [6]	0.14	0.16 [7]

Net realized and unrealized gain (loss) on investments	(1.43)	0.95	1.94	3.30	(0.31)	0.17

Total income (loss) from investment operations	(1.36)	1.07	1.87	3.40	(0.17)	0.33

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	—	(0.16)	(0.15)	(0.15)

Net realized gain on investments	(0.69)	(0.51)	(4.16)	(0.75)	(1.58)	—

Total distributions to shareholders	(0.69)	(0.53)	(4.16)	(0.91)	(1.73)	(0.15)

Net Asset Value, End of Period	$14.17	$16.22	$15.68	$17.97	$15.48	$17.38

Total Return[3,8]	(8.83)%[9]	7.15%	12.54%	22.62%	(0.98)%	1.90%

Ratio of net expenses to average net assets	1.04%[10]	1.28%[11,12]	2.24%[11,12]	1.09%[12]	1.05%	1.04%

Ratio of gross expenses to average net assets[13]	1.05%[10]	1.30%	2.36%	1.14%	1.08%	1.05%

Ratio of net investment income (loss) to average net assets[3]	0.95%[10]	0.74%	(0.43)%	0.60%	0.88%	0.93%

Portfolio turnover	295%[9]	330%	240%	159%	178%	139%

Net assets end of period (000’s) omitted	$10,720	$14,301	$24,536	$3,495	$24,752	$30,043

AMG FQ Long-Short Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
Class I	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$16.25	$15.71	$17.97	$15.47	$17.37	$17.22

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.09 [4]	0.16 [5]	(0.02)	0.15 [6]	0.18	0.21 [7]

Net realized and unrealized gain (loss) on investments	(1.43)	0.95	1.92	3.33	(0.31)	0.16

Total income (loss) from investment operations	(1.34)	1.11	1.90	3.48	(0.13)	0.37

Less Distributions to Shareholders from:

Net investment income	—	(0.06)	—	(0.23)	(0.19)	(0.22)

Net realized gain on investments	(0.69)	(0.51)	(4.16)	(0.75)	(1.58)	—

Total distributions to shareholders	(0.69)	(0.57)	(4.16)	(0.98)	(1.77)	(0.22)

Net Asset Value, End of Period	$14.22	$16.25	$15.71	$17.97	$15.47	$17.37

Total Return[3,8]	(8.68)%[9]	7.43%	12.82%	23.11%	(0.73)%	2.16%

Ratio of net expenses to average net assets	0.76%[10]	0.99%[11,12]	1.92%[11,12]	0.78%[12]	0.79%	0.79%

Ratio of gross expenses to average net assets[13]	0.77%[10]	1.01%	2.04%	0.87%	0.82%	0.79%

Ratio of net investment income (loss) to average net assets[3]	1.23%[10]	1.03%	(0.11)%	0.90%	1.14%	1.22%

Portfolio turnover	295%[9]	330%	240%	159%	178%	139%

Net assets end of period (000’s) omitted	$66,829	$83,323	$55,590	$37,002	$33,715	$37,313

[1]	Effective October 1, 2016, the Investor Class and Institutional Class were renamed Class N and Class I, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.03 and $0.05 for Class N and Class I, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.

[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.11 and $0.16 for Class N and Class I, respectively.

[8]	The total return is calculated using the published Net Asset Value as of period end.

[9]	Not annualized.

[10]	Annualized.

[11]	Includes reduction from broker recapture amounting to less than 0.01% and 0.01% for the fiscal years ended October 31, 2019 and October 31, 2018, respectively.

[12]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 1.04% and 0.75%, 1.04% and 0.72% and 1.04% and 0.73% for Class N and Class I, respectively, for the fiscal years ended October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
Class N	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$16.54	$14.56	$15.77	$13.89	$12.93	$13.84

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.07	0.21	0.26	0.11	(0.02)	0.05

Net realized and unrealized gain (loss) on investments	(2.72)	2.06	(1.43)	1.91	1.16	(0.64)

Total income (loss) from investment operations	(2.65)	2.27	(1.17)	2.02	1.14	(0.59)

Less Distributions to Shareholders from:

Net investment income	(0.58)	(0.29)	(0.04)	(0.14)	(0.18)	(0.32)

Net Asset Value, End of Period	$13.31	$16.54	$14.56	$15.77	$13.89	$12.93

Total Return[3,4]	(16.64)%[5]	15.98%	(7.43)%	14.69%	8.97%	(4.31)%

Ratio of net expenses to average net assets	1.28%[6,7]	1.29%	1.29%	1.33%	1.39%	1.38%

Ratio of gross expenses to average net assets[8]	1.42%[6]	1.41%	1.37%	1.39%	1.55%	1.51%

Ratio of net investment income (loss) to average net assets[3]	0.90%[6]	1.38%	1.67%	0.76%	(0.15)%	0.36%

Portfolio turnover	79%[5]	15%	27%	26%	71%	55%

Net assets end of period (000’s) omitted	$1,327	$2,340	$1,870	$2,200	$3,725	$2,083

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
Class I	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$16.62	$14.64	$15.83	$13.97	$13.02	$13.98

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.09	0.25	0.30	0.16	(0.01)	0.11

Net realized and unrealized gain (loss) on investments	(2.73)	2.06	(1.44)	1.92	1.21	(0.65)

Total income (loss) from investment operations	(2.64)	2.31	(1.14)	2.08	1.20	(0.54)

Less Distributions to Shareholders from:

Net investment income	(0.61)	(0.33)	(0.05)	(0.22)	(0.25)	(0.42)

Net Asset Value, End of Period	$13.37	$16.62	$14.64	$15.83	$13.97	$13.02

Total Return[3,4]	(16.50)%[5]	16.23%	(7.20)%	15.14%	9.43%	(3.98)%

Ratio of net expenses to average net assets	1.02%[6,7]	1.04%	1.04%	0.99%	0.99%	0.98%

Ratio of gross expenses to average net assets[8]	1.16%[6]	1.16%	1.12%	1.05%	1.15%	1.11%

Ratio of net investment income to average net assets[3]	1.16%[6]	1.63%	1.92%	1.09%	0.25%	0.83%

Portfolio turnover	79%[5]	15%	27%	26%	71%	55%

Net assets end of period (000’s) omitted	$1,586	$2,182	$1,484	$1,420	$7,215	$1,652

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
Class Z	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$16.62	$14.64	$15.87	$14.00	$13.05	$14.02

Income (loss) from Investment Operations:

Net investment income[2,3]	0.10	0.28	0.32	0.18	0.05	0.12

Net realized and unrealized gain (loss) on investments	(2.71)	2.05	(1.44)	1.92	1.16	(0.66)

Total income (loss) from investment operations	(2.61)	2.33	(1.12)	2.10	1.21	(0.54)

Less Distributions to Shareholders from:

Net investment income	(0.64)	(0.35)	(0.11)	(0.23)	(0.26)	(0.43)

Net Asset Value, End of Period	$13.37	$16.62	$14.64	$15.87	$14.00	$13.05

Total Return[3,4]	(16.39)%[5]	16.43%	(7.13)%	15.23%	9.55%	(3.92)%

Ratio of net expenses to average net assets	0.88%[6,7]	0.89%	0.89%	0.89%	0.89%	0.88%

Ratio of gross expenses to average net assets[8]	1.02%[6]	1.01%	0.97%	0.95%	1.05%	1.01%

Ratio of net investment income to average net assets[3]	1.30%[6]	1.78%	2.07%	1.19%	0.36%	0.88%

Portfolio turnover	79%[5]	15%	27%	26%	71%	55%

Net assets end of period (000’s) omitted	$38,188	$49,163	$50,058	$59,712	$58,670	$63,485

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2020.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) April 30, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), AMG FQ Long-Short Equity Fund (“Long-Short Equity”) and AMG FQ Global Risk-Balanced Fund (“Global Risk-Balanced”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Tax-Managed and Long-Short Equity offer Class N and Class I shares. Global Risk-Balanced offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including option contracts, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities and securities sold short traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

Total Return Equity Basket Swaps (“Equity Basket Swap”) may be valued using a price obtained from the counterparty of the Equity Basket Swap as long as the value obtained from the counterparty is reasonable to the total value of the underlying securities constituting the Equity Basket Swap if such underlying securities were priced in accordance with the Funds’ equity security valuation policies as discussed above.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring

Notes to Financial Statements (continued)

fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Tax Managed and Long-Short Equity had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended April 30, 2020, the impact on the expenses and expense ratios were as follows: Tax Managed - $2,657 or less than 0.01%, and Global Risk-Balanced - $3,125 or 0.01% of average net assets.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are due to wash sales, mark-to-market of open swap, futures and option contracts, and capital loss carryforwards..

At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net

Tax-Managed	$34,413,086	$25,854,407	$(546,435)	$25,307,972

Long-Short Equity	68,817,859	17,180,546	(13,905,607)	3,274,939

Global Risk-Balanced	43,680,765	4,255,979	(3,277,207)	978,772

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for

Notes to Financial Statements (continued)

which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2019, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss Carryover Amounts

Fund	Short-Term	Long-Term	Total
Global Risk-Balanced	—	$78,042	$78,042

As of October 31, 2019, Tax Managed and Long-Short Equity had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019, the capital stock transactions by class for the Funds were as follows:

	Tax-Managed				Long-Short Equity

	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:

Proceeds from sale of shares	8,623	$270,487	18,717	$599,541	150,239	$2,323,835	1,989,840	$31,414,305

Reinvestment of distributions	798	28,718	4,186	118,708	36,393	578,284	88,302	1,309,108

Cost of shares repurchased	(29,007)	(923,990)	(88,040)	(2,673,664)	(311,709)	(4,624,517)	(2,761,497)	(42,260,498)

Net decrease	(19,586)	$(624,785)	(65,137)	$(1,955,415)	(125,077)	$(1,722,398)	(683,355)	$(9,537,085)

Class I:

Proceeds from sale of shares	44,438	$1,433,987	66,958	$2,097,380	741,080	$11,530,811	2,854,424	$44,768,398

Reinvestment of distributions	10,453	375,154	36,540	1,033,349	227,253	3,620,144	137,041	2,048,386

Cost of shares repurchased	(126,558)	(3,975,868)	(305,225)	(9,439,666)	(1,394,698)	(20,141,679)	(1,403,852)	(21,845,782)

Net increase (decrease)	(71,667)	$(2,166,727)	(201,727)	$(6,308,937)	(426,365)	$(4,990,724)	1,587,613	$24,971,002

	Global Risk-Balanced

	April 30, 2020		October 31, 2019

	Shares	Amount	Shares	Amount
Class N:

Proceeds from sale of shares	8,821	$142,910	49,315	$808,428

Reinvestment of distributions	5,052	81,284	2,679	37,124

Cost of shares repurchased	(55,652)	(869,851)	(38,960)	(619,410)

Net increase (decrease)	(41,779)	$(645,657)	13,034	$226,142

Notes to Financial Statements (continued)

	Global Risk-Balanced

	April 30, 2020		October 31, 2019

	Shares	Amount	Shares	Amount
Class I:

Proceeds from sale of shares	12,104	$192,852	63,262	$997,739

Reinvestment of distributions	5,011	80,875	2,408	33,497

Cost of shares repurchased	(29,787)	(460,705)	(35,813)	(567,632)

Net increase (decrease)	(12,672)	$(186,978)	29,857	$463,604

Class Z:

Proceeds from sale of shares	51,592	$705,445	25,286	$381,973

Reinvestment of distributions	114,271	1,843,200	83,556	1,160,590

Cost of shares repurchased	(265,984)	(3,881,740)	(570,377)	(8,772,233)

Net decrease	(100,121)	$(1,333,095)	(461,535)	$(7,229,670)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2020, the market value of Repurchase Agreements outstanding for Tax-Managed, Long-Short Equity and Global Risk-Balanced were $203,779, $1,403,775 and $709,400, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by First Quadrant, L.P. (“First Quadrant”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in First Quadrant.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2020, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Tax-Managed	0.70%

Long-Short Equity	0.35%

Global Risk-Balanced	0.60%

The Investment Manager has contractually agreed, through at least March 1, 2021, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Tax-Managed, Long-Short Equity and Global

Notes to Financial Statements (continued)

Risk-Balanced to 0.89%, 0.69% and 0.89%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At April 30, 2020, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Tax-Managed	Long-Short Equity	Global Risk-Balanced

Less than 1 year	$89,135	$58,263	$40,936

1-2 years	98,720	31,455	61,124

2-3 years	95,060	32,013	62,248

Total	$282,915	$121,731	$164,308

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares of Long-Short Equity and Global Risk-Balanced, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2020, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Long-Short Equity

Class N	0.10%	0.10%

Class I	0.10%	0.07%
Global Risk-Balanced

Class N	0.15%	0.15%

Class I	0.15%	0.14%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At April 30, 2020, the Funds had no interfund loans outstanding.

Notes to Financial Statements (continued)

The following Funds utilized the interfund loan program during the six months ended April 30, 2020:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Long-Short Equity	$2,379,515	9	$1,268	2.169%

Global Risk-Balanced	1,067,435	5	356	2.431%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2020, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Tax-Managed	$22,202,438	$24,990,788

Long-Short Equity	200,334,159	202,052,929

Global Risk-Balanced	21,715,699	38,478,497

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2020.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2020, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received

Tax-Managed	$3,228,110	$203,779	$3,154,812	$3,358,591

Long-Short Equity	2,451,940	1,403,775	1,173,921	2,577,696

Global Risk-Balanced	1,614,231	709,400	921,755	1,631,155

The following table summarizes the securities received as collateral for securities lending at April 30, 2020:

	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range

Tax-Managed	U.S. Treasury Obligations	0.000%-8.000%	05/15/20-02/15/50

Long-Short Equity	U.S. Treasury Obligations	0.000%-8.000%	05/15/20-02/15/50

Global Risk-Balanced	U.S. Treasury Obligations	0.000%-4.750%	05/15/20-02/15/50

5. FOREIGN SECURITIES

Global Risk-Balanced invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value

Notes to Financial Statements (continued)

amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments. For the six months ended April 30, 2020, the average quarterly balances of derivative financial instruments outstanding were as follows:

	Long-Short Equity	Global Risk-Balanced
Financial Futures Contracts

Average number of contracts purchased	301	614

Average number of contracts sold	22	—

Average notional value of contracts purchased	$46,119,950	$58,898,639

Average notional value of contracts sold	$3,546,400	—
Options

Average value of option contracts purchased	—	774,268

Average value of option contracts written	—	619,435
Swap Agreements

Long Position:
Average notional value	$41,383,901	—

Short Position:
Average notional value	91,447,155	—

9. FUTURES CONTRACTS

Long-Short Equity entered into equity index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Risk-Balanced entered into futures contracts, including futures contracts on fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). Long-Short Equity and Global Risk-Balanced purchased and sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Funds depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Funds must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Fund. Long-Short Equity paid or received variation margin periodically, while Global Risk-Balanced paid or received variation margin on a daily basis. As of April 30, 2020, Long-Short Equity had an initial margin requirement of $3,550,800, which

Long-Short Equity covered with a combination of cash at the futures broker, unrealized gains on futures contracts and cash and securities collateral, while Global Risk-Balanced had an initial margin requirement of $2,350,724, which Global Risk-Balanced covered with securities deposited with the futures broker.

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10. OPTIONS

Long-Short Equity and Global Risk-Balanced may purchase and write call options and put options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. When the Funds write options they bear the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11. SWAPS

Long-Short Equity may enter into Equity Basket Swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the equity return basket swap is designed to function as a fund of direct investments in long and short equity positions. The Fund will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing”) related to the notional values of the long and short positions and cash balances within the swap. This financing is based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Underlying positions constituting the Equity Basket Swap are reset periodically. On reset date, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between Long-Short Equity and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date, close-out date or at maturity.

A change in the market value of a Equity Basket Swap, unpaid dividend income and/or expense and financing are recognized as net change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Payments

Notes to Financial Statements (continued)

received or paid, on resets, close-outs or maturities, are recorded in the statement of operations as realized gains or losses of swaps.

Swaps and Equity Basket Swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination, and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund, if any, the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

12. EXCHANGE TRADED NOTES

Global Risk-Balanced invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

13. MARKET, CREDIT AND COUNTERPARTY RISKS

In the normal course of business, Global Risk-Balanced invests in securities and enters into transactions where risks exist due to market fluctuations and is exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

14. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, Repurchase Agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements and Equity Basket Swaps that are subject to a master netting agreement as of April 30, 2020:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Tax-Managed

Citigroup Global Markets, Inc.	$203,779	—	$203,779	$203,779	—

Long-Short Equity

Citigroup Global Markets, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Morgan Stanley	4,343,243	$(4,343,243)	—	—	—

Nomura Securities International, Inc.	403,775	—	403,775	403,775	—

Total	$5,747,018	$(4,343,243)	$1,403,775	$1,403,775	—

Global Risk-Balanced

Citigroup Global Markets, Inc.	$709,400	—	$709,400	$709,400	—

		Gross Amounts Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Offset Amount	Net Liability Balance	Collateral Received	Net Amount

Long-Short Equity

Morgan Stanley	$(9,110,306)	$4,343,243	$(4,767,063)	$4,767,063	—

15. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 19, 2020, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	043020 SAR016

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2020

AMG GW&K Core Bond ESG Fund
Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Emerging Wealth Equity Fund
(formerly AMG GW&K Trilogy Emerging Wealth Equity Fund)

Class N: TYWVX	Class I: TYWSX	Class Z: TYWIX

AMG GW&K Emerging Markets Equity Fund
(formerly AMG GW&K Trilogy Emerging Markets Equity Fund)

Class N: TLEVX	Class I: TLESX	Class Z: TLEIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043020	SAR069

AMG Funds Semi-Annual Report — April 30, 2020 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Core Bond ESG Fund	5

AMG GW&K Emerging Wealth Equity Fund	9

AMG GW&K Emerging Markets Equity Fund	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	18

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	20

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	21

Detail of changes in assets for the past two fiscal periods

Financial Highlights	22

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	31

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	38

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG GW&K Core Bond ESG Fund
Based on Actual Fund Return
Class N	0.88%	$1,000	$1,031	$4.44
Class I	0.55%	$1,000	$1,032	$2.78
Class Z	0.48%	$1,000	$1,033	$2.43
Based on Hypothetical 5% Annual Return
Class N	0.88%	$1,000	$1,020	$4.42
Class I	0.55%	$1,000	$1,022	$2.77
Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K Emerging Wealth Equity Fund
Based on Actual Fund Return
Class N	1.27%	$1,000	$934	$6.11
Class I	0.97%	$1,000	$935	$4.67
Class Z	0.87%	$1,000	$935	$4.19
Based on Hypothetical 5% Annual Return
Class N	1.27%	$1,000	$1,019	$6.37
Class I	0.97%	$1,000	$1,020	$4.87
Class Z	0.87%	$1,000	$1,021	$4.37

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG GW&K Emerging Markets Equity Fund
Based on Actual Fund Return
Class N	1.39%	$1,000	$873	$6.47
Class I	1.01%	$1,000	$874	$4.71
Class Z	0.99%	$1,000	$874	$4.61
Based on Hypothetical 5% Annual Return
Class N	1.39%	$1,000	$1,018	$6.97
Class I	1.01%	$1,000	$1,020	$5.07
Class Z	0.99%	$1,000	$1,020	$4.97

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited) Periods ended April 30, 2020

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2020.
Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Core Bond ESG Fund[2,3,4,5,6,7,8]
Class N	3.10%	9.05%	—	—	3.05%	05/08/15
Class I	3.17%	9.39%	3.26%	3.78%	5.87%	04/30/93
Class Z	3.30%	9.48%	—	—	3.47%	05/08/15
Bloomberg Barclays U.S. Aggregate Bond Index®[17]	4.86%	10.84%	3.80%	3.96%	5.39%	04/30/93†
AMG GW&K Emerging Wealth Equity Fund[2,6,9,10,11,12,13,14]
Class N	(6.65%)	(10.47%)	3.56%	—	4.36%	03/19/15
Class I	(6.53%)	(10.19%)	3.84%	—	4.63%	03/19/15
Class Z	(6.49%)	(10.09%)	3.92%	—	4.73%	03/19/15
MSCI Emerging Markets Index[18]	(10.50%)	(12.00%)	(0.10%)	—	1.58%	03/19/15†
AMG GW&K Emerging Markets Equity Fund[2,6,9,10,11,12,13,14,15,16]
Class N	(12.68%)	(15.61%)	0.66%	—	(0.68%)	03/01/12
Class I	(12.58%)	(15.35%)	1.00%	—	(1.04%)	03/01/11
Class Z	(12.60%)	(15.35%)	1.09%	—	(0.95%)	03/01/11
MSCI Emerging Markets Index[18]	(10.50%)	(12.00%)	(0.10%)	—	0.43%	03/01/11†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.
† Date reflects the inception date of the Fund, not the index.
* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2020. All returns are in U.S. dollars ($).

[2] From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
3 To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[4] Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[5] The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[6] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[7]  Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8]  Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[9]  Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[10] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[11] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[12] The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less

3

Fund Performance Periods ended April 30, 2020 (continued)

liquidity than the stocks of larger, more established companies.

[13] The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[14] Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[15] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[16] Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[17] The Bloomberg Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment and does not incur expenses.

[18] The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates,

“Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Core Bond ESG Fund Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	47.7
U.S. Government and Agency Obligations	42.0
Municipal Bonds	7.6
Short-Term Investments	3.9
Other Assets Less Liabilities	(1.2)

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	43.2
Aaa/AAA	1.0
Aa/AA	19.9
A	24.2
Baa/BBB	11.7

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
United States Treasury Bonds, 4.500%, 02/15/36	4.4
FNMA, 4.500%, 06/01/41	2.6
FHLMC, 2.500%, 10/01/34	2.5
FNMA, 4.500%, 04/01/39	2.5
FNMA, 4.500%, 04/01/39	2.5
FNMA, 3.500%, 03/01/48	2.3
Verizon Communications, Inc., 3.875%, 02/08/29	2.1
Morgan Stanley, 4.431%, 01/23/30	2.0
Oracle Corp., 2.500%, 04/01/25	2.0
FNMA, 5.000%, 08/01/40	2.0

Top Ten as a Group	24.9

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) April 30, 2020

	Principal Amount	Value

Corporate Bonds and Notes - 47.7%

Financials - 17.3%
American Tower Corp. 3.375%, 10/15/26	$2,091,000	$2,255,878
Bank of America Corp., MTN 3.875%, 08/01/25	3,403,000	3,735,113
The Bank of New York Mellon Corp., MTN 2.450%, 08/17/26	1,049,000	1,098,352
Berkshire Hathaway, Inc. 3.125%, 03/15/26	3,017,000	3,321,215
Boston Properties, LP 3.400%, 06/21/29	1,945,000	2,022,859
Citigroup, Inc. 4.044%, 06/01/24	3,833,000	4,096,019
CME Group, Inc. 3.750%, 06/15/28	955,000	1,107,742
Crown Castle International Corp. 4.000%, 03/01/27	1,931,000	2,140,545
The Goldman Sachs Group, Inc. 3.500%, 11/16/26	3,032,000	3,226,616
JPMorgan Chase & Co. 2.950%, 10/01/26	2,038,000	2,140,877
Morgan Stanley, GMTN 4.431%, 01/23/30	3,633,000	4,209,707
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	1,994,000	2,175,065
Simon Property Group LP 3.300%, 01/15/26	1,979,000	1,956,719
Visa, Inc. 3.150%, 12/14/25	2,496,000	2,760,297
Total Financials		36,247,004

Industrials - 29.3%
Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,881,000	2,362,762
Apple, Inc. 2.900%, 09/12/27	1,940,000	2,121,982
AT&T, Inc. 4.250%, 03/01/27	1,926,000	2,126,203
Automatic Data Processing, Inc. 3.375%, 09/15/25	2,871,000	3,191,568
The Coca-Cola Co. 1.650%, 06/01/30	3,110,000	3,111,457
Comcast Corp. 4.150%, 10/15/28	1,830,000	2,146,007
CommonSpirit Health 3.347%, 10/01/29	2,569,000	2,542,482
Costco Wholesale Corp. 1.600%, 04/20/30	2,200,000	2,190,478

	Principal Amount	Value

CVS Health Corp. 5.125%, 07/20/45	$1,824,000	$2,288,559
Fiserv, Inc. 4.200%, 10/01/28	1,824,000	2,077,455
The George Washington University Series 2018 4.126%, 09/15/48	2,941,000	3,509,341
Georgia-Pacific LLC 8.000%, 01/15/24	1,583,000	1,928,143
Kaiser Foundation Hospitals 3.150%, 05/01/27	2,015,000	2,218,669
Lowe’s Cos., Inc. 4.000%, 04/15/25	1,900,000	2,110,165
McDonald’s Corp., MTN 3.700%, 01/30/26	2,450,000	2,742,260
Microsoft Corp. 3.750%, 02/12/45	1,728,000	2,123,958
Oracle Corp. 2.500%, 04/01/25	3,992,000	4,208,497
Parker-Hannifin Corp. 3.250%, 06/14/29	2,039,000	2,163,454
Precision Castparts Corp. 3.250%, 06/15/25	1,914,000	2,084,125
RELX Capital, Inc. 4.000%, 03/18/29	1,926,000	2,107,093
Sysco Corp. 2.400%, 02/15/30	2,465,000	2,271,589
T-Mobile USA, Inc. 3.500%, 04/15/25[1]	1,000,000	1,062,420
TWDC Enterprises 18 Corp., MTN 1.850%, 07/30/26	2,080,000	2,114,382
Verizon Communications, Inc. 3.875%, 02/08/29	3,806,000	4,395,654
VF Corp. 2.800%, 04/23/27	2,066,000	2,120,114
Total Industrials		61,318,817

Utilities - 1.1%
Northern States Power Co. 2.900%, 03/01/50	2,138,000	2,353,504
Total Corporate Bonds and Notes
(Cost $93,735,849)		99,919,325
Municipal Bonds - 7.6%
California State General Obligation, School Improvements 7.550%, 04/01/39	2,475,000	4,160,821
JobsOhio Beverage System, Series B 4.532%, 01/01/35	1,845,000	2,258,797
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	2,855,000	3,793,638

The accompanying notes are an integral part of these financial statements. 6

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Metropolitan Transportation Authority 6.687%, 11/15/40	$1,825,000	$2,211,553
University of California, University & College Improvements, Series BD 3.349%, 07/01/29	3,055,000	3,409,716
Total Municipal Bonds
(Cost $14,737,403)		15,834,525
U.S. Government and Agency Obligations - 42.0%
Fannie Mae - 24.3%
FNMA
3.000%, 09/01/46 to 11/01/46	4,581,673	4,900,507
3.500%, 03/01/30 to 03/01/48	10,623,176	11,509,021
4.000%, 03/01/44 to 07/01/49	10,639,367	11,736,138
4.500%, 04/01/39 to 06/01/41	16,730,552	18,612,448
5.000%, 08/01/40	3,643,029	4,169,363
Total Fannie Mae		50,927,477
Freddie Mac - 8.2%
FHLMC
2.500%, 10/01/34	5,000,527	5,269,332
5.000%, 07/01/44	2,694,567	3,079,065
FHLMC Gold Pool
3.000%, 06/01/43	324,088	352,487
3.500%, 07/01/32 to 05/01/44	2,484,097	2,691,912
4.000%, 05/01/26	141,919	150,184
FHLMC Multifamily Structured Pass Through Certificates
Series K071, Class A2 3.286%, 11/25/27	1,912,000	2,179,144
Series K062, Class A2 3.413%, 12/25/26	513,000	584,889

	Principal Amount	Value
FHLMC Multifamily Structured Pass Through Certificates Series K063, Class A2 3.430%, 01/25/27[2]	$2,544,000	$2,902,468
Total Freddie Mac		17,209,481
U.S. Treasury Obligations - 9.5%
United States Treasury Bonds
3.500%, 02/15/39	1,700,000	2,443,418
4.500%, 02/15/36	5,972,000	9,243,070
United States Treasury Notes
2.000%, 11/30/22	3,894,000	4,071,512
6.250%, 08/15/23	3,431,000	4,108,488
Total U.S. Treasury Obligations		19,866,488
Total U.S. Government and Agency Obligations
(Cost $82,215,648)		88,003,446

	Shares
Short-Term Investments - 3.9%
Other Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	8,099,748	8,099,748
Total Short-Term Investments
(Cost $8,099,748)		8,099,748
Total Investments - 101.2%
(Cost $198,788,648)		211,857,044
Other Assets, less Liabilities - (1.2)%		(2,435,055)
Net Assets - 100.0%		$209,421,989

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2020, the value of these securities amounted to $1,062,420 or 0.5% of net assets.

[2]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
MTN	Medium-Term Note

The accompanying notes are an integral part of these financial statements. 7

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$99,919,325	—	$99,919,325

Municipal Bonds	—	15,834,525	—	15,834,525

U.S. Government and Agency Obligations†	—	88,003,446	—	88,003,446

Short-Term Investments

Other Investment Companies	$8,099,748	—	—	8,099,748

Total Investments in Securities	$8,099,748	$203,757,296	—	$211,857,044

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 8

AMG GW&K Emerging Wealth Equity Fund Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Discretionary	39.8
Financials	19.7
Information Technology	11.0
Communication Services	7.1
Health Care	7.0
Consumer Staples	5.8
Materials	3.1
Industrials	1.3
Short-Term Investments	5.4
Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alibaba Group Holding, Ltd., Sponsored ADR (China)	7.8
Infineon Technologies AG (Germany)	6.0
Sands China, Ltd. (Macau)	5.1
Yum China Holdings, Inc. (China)	4.7
Ping An Insurance Group Co. of China, Ltd., Class H (China)	4.5
AIA Group, Ltd. (Hong Kong)	4.2
QUALCOMM, Inc.	4.2
Trip.com Group, Ltd., ADR (China)	3.7
HDFC Bank, Ltd., ADR (India)	3.3
Kotak Mahindra (India)	2.8

Top Ten as a Group	46.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 94.8%
Communication Services - 7.1%
Baidu, Inc., Sponsored ADR (China)*	2,132	$215,183
iQIYI, Inc., ADR (China)*,1	134,178	2,277,001
Tencent Holdings, Ltd. (China)	47,190	2,480,752
Tencent Music Entertainment Group, ADR (China)*	326,775	3,728,503
The Walt Disney Co. (United States)	11,791	1,275,196
Total Communication Services		9,976,635
Consumer Discretionary - 39.8%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	53,931	10,930,196
Booking Holdings, Inc. (United States)*	751	1,111,908
Eicher Motors, Ltd. (India)	7,380	1,433,091
Hermes International (France)	1,873	1,369,301
Huazhu Group Ltd., ADR (China)[1]	90,451	3,257,141
Jubilant Foodworks, Ltd. (India)	113,120	2,426,731
LVMH Moet Hennessy Louis Vuitton SE (France)	5,620	2,172,661
MakeMyTrip, Ltd. (India)*,1	150,639	2,223,432
Maruti Suzuki India, Ltd. (India)	18,148	1,288,356
Moncler SpA (Italy)	73,637	2,769,272
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	9,485	1,210,855
NIKE, Inc., Class B (United States)	15,356	1,338,736
Sands China, Ltd. (Macau)	1,741,600	7,050,862
Starbucks Corp. (United States)	17,121	1,313,694
TAL Education Group, ADR (China)*	47,340	2,565,355
Titan Co., Ltd. (India)	102,630	1,312,472
Trip.com Group, Ltd., ADR (China)*	199,670	5,143,499
Yum China Holdings, Inc. (China)	135,664	6,574,278
Total Consumer Discretionary		55,491,840
Consumer Staples - 5.8%
The Estee Lauder Cos., Inc., Class A (United States)	4,920	867,888
Kweichow Moutai Co., Ltd., Class A (China)	4,393	782,586
LG Household & Health Care, Ltd. (South Korea)	3,417	3,874,866
Unilever NV (United Kingdom)	11,689	582,107
Wal-Mart de Mexico, SAB de CV (Mexico)	289,610	699,001
Wuliangye Yibin Co., Ltd., Class A (China)	65,203	1,240,495
Total Consumer Staples		8,046,943
Financials - 19.7%
AIA Group, Ltd. (Hong Kong)	639,500	5,869,183
Bank Mandiri Persero Tbk PT (Indonesia)	1,771,070	526,471
China International Capital Corp., Ltd. (China)[2]	377,600	579,883

	Shares	Value

China Merchants Bank Co., Ltd., Class H (China)	373,550	$1,767,755
Credicorp, Ltd. (Peru)	8,109	1,208,403
Grupo Financiero Banorte, S.A.B de CV (Mexico)	325,090	889,981
HDFC Bank, Ltd., ADR (India)[1]	106,251	4,605,981
Kotak Mahindra (India)	216,106	3,880,974
Ping An Insurance Group Co. of China, Ltd., Class H (China)	619,750	6,306,738
Sberbank of Russia PJSC, Sponsored ADR (Russia)	172,481	1,831,136
Total Financials		27,466,505
Health Care - 7.0%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	723,340	2,948,920
CSPC Pharmaceutical Group, Ltd. (China)	318,000	629,550
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)*	98,570	1,281,953
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)	333,420	536,478
Novo Nordisk A/S, Class B (Denmark)	17,724	1,130,614
Ping An Healthcare and Technology Co., Ltd. (China)*,2	232,350	3,200,852
Total Health Care		9,728,367
Industrials - 1.3%
FANUC Corp. (Japan)	8,780	1,433,013
Havells India, Ltd. (India)	59,726	445,142
Total Industrials		1,878,155
Information Technology - 11.0%
Infineon Technologies AG (Germany)	449,655	8,359,540
Mastercard, Inc., Class A (United States)	4,256	1,170,272
QUALCOMM, Inc. (United States)	74,191	5,836,606
Total Information Technology		15,366,418
Materials - 3.1%
Asian Paints, Ltd. (India)	82,854	1,933,242
Chr Hansen Holding A/S (Denmark)	23,729	2,046,003
Novozymes A/S (Denmark)	5,950	291,887
Total Materials		4,271,132
Total Common Stocks (Cost $130,526,931)		132,225,995

The accompanying notes are an integral part of these financial statements. 10

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 5.4%

Joint Repurchase Agreements - 1.7%[3]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $1,020,000)	$1,000,000	$1,000,000

Nomura Securities International, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $357,894 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 05/15/20 - 01/20/70, totaling $365,052)	357,894	357,894

RBC Dominion Securities, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 07/15/24 - 05/01/50, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,357,894

	Shares	Value

Other Investment Companies - 3.7%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[4]	5,173,298	$5,173,298

Total Short-Term Investments (Cost $7,531,192)		7,531,192

Total Investments - 100.2% (Cost $138,058,123)		139,757,187

Other Assets, less Liabilities - (0.2)%		(243,216)

Net Assets - 100.0%		$139,513,971

*	Non-income producing security.
[1]

Some of these securities, amounting to $7,115,207 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2020, the value of these securities amounted to $3,780,735 or 2.7% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

The accompanying notes are an integral part of these financial statements. 11

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$35,669,094	$19,822,746	—	$55,491,840
Financials	6,704,365	20,762,140	—	27,466,505
Information Technology	7,006,878	8,359,540	—	15,366,418
Communication Services	7,495,883	2,480,752	—	9,976,635
Health Care	—	9,728,367	—	9,728,367
Consumer Staples	1,566,889	6,480,054	—	8,046,943
Materials	—	4,271,132	—	4,271,132
Industrials	—	1,878,155	—	1,878,155
Short-Term Investments
Joint Repurchase Agreements	—	2,357,894	—	2,357,894
Other Investment Companies	5,173,298	—	—	5,173,298

Total Investments in Securities	$63,616,407	$76,140,780	—	$139,757,187

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 12

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at April 30, 2020, was as follows:

Country	% of Long-Term Investments
China	43.6
Denmark	2.6
France	2.7
Germany	6.3
Hong Kong	4.4
India	14.8
Indonesia	0.4
Italy	2.1
Japan	1.1
Macau	5.3
Mexico	1.2
Peru	0.9
Russia	1.4
South Korea	2.9
United Kingdom	0.5
United States	9.8

100.0

The accompanying notes are an integral part of these financial statements. 13

AMG GW&K Emerging Markets Equity Fund Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	23.3

Financials	23.1

Information Technology	16.5

Communication Services	15.2

Consumer Staples	10.0

Health Care	5.8

Industrials	3.6

Energy	3.5

Materials	0.5

Short-Term Investments	3.5

Other Assets Less Liabilities	(5.0)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Alibaba Group Holding, Ltd., Sponsored ADR (China)	6.7

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5.8

Tencent Holdings, Ltd. (China)	5.5

Samsung Electronics Co., Ltd. (South Korea)	5.1

Ping An Insurance Group Co. of China, Ltd., Class H (China)	3.1

Prosus, N.V. (Netherlands)	2.9

HDFC Bank, Ltd. (India)	2.7

Housing Development Finance Corp., Ltd. (India)	2.6

Sberbank of Russia PJSC, Sponsored ADR (Russia)	2.4

Reliance Industries, Ltd. (India)	2.2

Top Ten as a Group	39.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 101.5%

Communication Services - 15.2%
58.com, Inc., ADR (China)*	7,539	$391,651
Autohome, Inc., ADR (China)	2,556	209,975
Baidu, Inc., Sponsored ADR (China)*	5,962	601,745
iQIYI, Inc., ADR (China)*,1	22,686	384,981
MultiChoice Group (South Africa)*	77,533	363,390
NetEase, Inc., ADR (China)	1,718	592,641
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,026,421	465,980
Tencent Holdings, Ltd. (China)	47,706	2,507,878
Tencent Music Entertainment Group, ADR (China)*	84,222	960,973
Zee Entertainment Enterprises, Ltd. (India)	225,049	471,669
Total Communication Services		6,950,883
Consumer Discretionary - 23.3%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	15,091	3,058,493
Feng TAY Enterprise Co., Ltd. (Taiwan)	150,280	854,970
Hanon Systems (South Korea)	23,788	179,189
MakeMyTrip, Ltd. (India)*	30,458	449,560
Maruti Suzuki India, Ltd. (India)	2,225	157,956
Midea Group Co., Ltd., Class A (China)	57,185	428,511
Naspers, Ltd., N Shares (South Africa)	5,663	881,438
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	4,197	535,789
Prosus, N.V. (Netherlands)*	17,522	1,328,364
Sands China, Ltd. (Macau)	166,639	674,638
Shenzhou International Group Holdings, Ltd. (China)	57,922	668,515
Trip.com Group, Ltd., ADR (China)*	25,142	647,658
Yum China Holdings, Inc. (China)	15,672	759,465
Total Consumer Discretionary		10,624,546
Consumer Staples - 10.0%
Bid Corp., Ltd. (South Africa)	41,902	546,076
BIM Birlesik Magazalar AS (Turkey)	24,563	195,038
CP All PCL (Thailand)	55,500	121,319
CP All PCL, Class F (Thailand)	117,868	257,650
Dino Polska S.A. (Poland)*,1,2	9,498	401,668
Fomento Economico Mexicano, S.A.B de CV (Mexico)	61,696	398,089
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	65,400	268,156
Kweichow Moutai Co., Ltd., Class A (China)	1,600	285,030
LG Household & Health Care, Ltd. (South Korea)	550	623,698

	Shares	Value

Wal-Mart de Mexico, SAB de CV (Mexico)	244,686	$590,572
Wuliangye Yibin Co., Ltd., Class A (China)	47,200	897,986
Total Consumer Staples		4,585,282
Energy - 3.5%
Novatek PJSC, Sponsored GDR (Russia)	4,364	611,972
Reliance Industries, Ltd. (India)	50,438	980,667
Total Energy		1,592,639
Financials - 23.1%
AIA Group, Ltd. (Hong Kong)	92,968	853,239
Banco Bradesco, S.A., ADR (Brazil)	175,569	618,003
Banco de Chile, ADR (Chile)[1]	12,895	231,465
Bancolombia, S.A., Sponsored ADR (Colombia)	12,812	334,393
Bank Mandiri Persero Tbk PT (Indonesia)	1,241,716	369,114
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,476,901	450,517
BDO Unibank, Inc. (Philippines)	185,987	365,960
Credicorp, Ltd. (Peru)	3,881	578,347
Grupo Financiero Banorte, S.A.B de CV (Mexico)	119,324	326,667
HDFC Bank, Ltd. (India)	95,140	1,249,355
Housing Development Finance Corp., Ltd. (India)	47,669	1,205,778
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	130,942	551,266
Noah Holdings, Ltd., ADR (China)*,1	6,559	182,078
OTP Bank Plc (Hungary)	16,965	502,435
Ping An Insurance Group Co. of China, Ltd., Class H (China)	141,220	1,437,092
Sberbank of Russia PJSC, Sponsored ADR (Russia)	101,360	1,076,083
Turkiye Garanti Bankasi, A.S. (Turkey)*	179,738	214,467
Total Financials		10,546,259
Health Care - 5.8%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	146,500	597,253
Fleury, S.A. (Brazil)	142,231	594,253
Lepu Medical Technology Beijing Co., Ltd., Class A (China)	72,500	387,363
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)	185,600	298,633
Microport Scientific Corp. (China)	139,800	300,278
Odontoprev, S.A. (Brazil)	166,811	470,564
Total Health Care		2,648,344
Industrials - 3.6%
Adani Ports & Special Economic Zone, Ltd. (India)	110,358	423,724
Copa Holdings, S.A., Class A (Panama)	3,834	169,501

The accompanying notes are an integral part of these financial statements. 15

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 3.6% (continued)

Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	47,462	$294,646
Shanghai International Airport Co., Ltd., Class A (China)	77,669	770,316
Total Industrials		1,658,187
Information Technology - 16.5%
Advantech Co., Ltd. (Taiwan)	26,369	249,406
Delta Electronics, Inc. (Taiwan)	117,100	546,179
Infosys, Ltd., Sponsored ADR (India)	32,064	295,951
Pagseguro Digital, Ltd., Class A(Brazil)*,1	14,522	367,842
Samsung Electronics Co., Ltd. (South Korea)	56,367	2,317,674
SK Hynix, Inc. (South Korea)	11,409	785,139
Sunny Optical Technology Group Co., Ltd. (China)	23,676	329,701
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	260,632	2,629,203
Total Information Technology		7,521,095
Materials - 0.5%
LG Chem, Ltd. (South Korea)	682	211,906
Total Common Stocks
(Cost $43,948,137)		46,339,141

	Principal Amount	Value

Short-Term Investments - 3.5%

Joint Repurchase Agreements - 2.0%[3]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $937,605 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $956,356)	$937,604	$937,604

	Shares

Other Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[4]	681,999	681,999

Total Short-Term Investments
(Cost $1,619,603)		1,619,603

Total Investments - 105.0%
(Cost $45,567,740)		47,958,744

Other Assets, less Liabilities - (5.0)%		(2,285,398)

Net Assets - 100.0%		$45,673,346

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,210,612 or 2.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2020, the value of these securities amounted to $401,668 or 0.9% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

The accompanying notes are an integral part of these financial statements. 16

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,779,329	$3,845,217	—	$10,624,546
Financials	3,036,686	7,509,573	—	10,546,259
Information Technology	663,793	6,857,302	—	7,521,095
Communication Services	3,141,966	3,808,917	—	6,950,883
Consumer Staples	988,661	3,596,621	—	4,585,282
Health Care	1,064,817	1,583,527	—	2,648,344
Industrials	464,147	1,194,040	—	1,658,187
Energy	—	1,592,639	—	1,592,639
Materials	—	211,906	—	211,906
Short-Term Investments
Joint Repurchase Agreements	—	937,604	—	937,604
Other Investment Companies	681,999	—	—	681,999

Total Investments in Securities	$16,821,398	$31,137,346	—	$47,958,744

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2020, was as follows:

Country	% of Long-Term Investments
Brazil	5.6
Chile	0.5
China	37.8
Colombia	0.7
Hong Kong	1.8
Hungary	1.1
India	11.3
Indonesia	2.8
Macau	1.4
Mexico	3.5
Netherlands	2.9
Panama	0.4

Country	% of Long-Term Investments
Peru	1.2
Philippines	0.8
Poland	0.9
Russia	3.6
South Africa	3.9
South Korea	8.9
Taiwan	9.2
Thailand	0.8
Turkey	0.9

100.0

The accompanying notes are an integral part of these financial statements. 17

Statement of Assets and Liabilities (unaudited) April 30, 2020

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Emerging Markets Equity Fund
Assets:

Investments at value[1] (including securities on loan valued at $0, $7,115,207, and $1,210,612, respectively)	$211,857,044	$139,757,187	$47,958,744

Foreign currency[2]	—	679,519	148,291

Receivable for investments sold	—	—	559,015

Dividend and interest receivables	1,240,787	108,557	70,395

Securities lending income receivable	—	1,604	297

Receivable for Fund shares sold	28,090	2,095,093	45,224

Receivable from affiliate	13,204	—	7,468

Prepaid expenses and other assets	30,874	37,884	31,648

Total assets	213,169,999	142,679,844	48,821,082

Liabilities:

Payable upon return of securities loaned	—	2,357,894	937,604

Payable for investments purchased	3,570,164	—	—

Payable for Fund shares repurchased	37,569	685,718	2,123,558

Due to custodian	—	4,210	1,740

Accrued expenses:

Investment advisory and management fees	51,125	58,216	20,831

Administrative fees	25,562	15,877	5,681

Distribution fees	332	282	249

Shareholder service fees	12,572	982	754

Other	50,686	42,694	57,319

Total liabilities	3,748,010	3,165,873	3,147,736

Net Assets	$209,421,989	$139,513,971	$45,673,346

[1] Investments at cost	$198,788,648	$138,058,123	$45,567,740

[2] Foreign currency at cost	—	$679,383	$148,122

The accompanying notes are an integral part of these financial statements. 18

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Emerging Markets Equity Fund
Net Assets Represent:

Paid-in capital	$200,905,105	$143,102,746	$43,990,561

Total distributable earnings (loss)	8,516,884	(3,588,775)	1,682,785

Net Assets	$209,421,989	$139,513,971	$45,673,346

Class N:

Net Assets	$1,629,033	$1,376,683	$411,795

Shares outstanding	151,520	126,954	52,151

Net asset value, offering and redemption price per share	$10.75	$10.84	$7.90

Class I:

Net Assets	$204,039,323	$12,554,142	$20,019,114

Shares outstanding	18,972,925	1,150,730	2,551,012

Net asset value, offering and redemption price per share	$10.75	$10.91	$7.85

Class Z:

Net Assets	$3,753,633	$125,583,146	$25,242,437

Shares outstanding	349,229	11,549,074	3,234,695

Net asset value, offering and redemption price per share	$10.75	$10.87	$7.80

The accompanying notes are an integral part of these financial statements. 19

Statement of Operations (unaudited) For the six months ended April 30, 2020

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Emerging Markets Equity Fund
Investment Income:
Dividend income	$15,384	$779,659	$392,305
Interest income	2,966,590	295	—
Securities lending income	—	16,113	1,795
Foreign withholding tax	—	(53,758)	(47,466)
Total investment income	2,981,974	742,309	346,634
Expenses:
Investment advisory and management fees	318,747	362,564	138,438
Administrative fees	159,374	98,881	37,756
Distribution fees - Class N	1,805	2,357	1,846
Shareholder servicing fees - Class N	1,083	1,414	1,108
Shareholder servicing fees - Class I	77,319	4,638	1,699
Professional fees	28,339	21,872	21,708
Registration fees	26,259	25,979	24,130
Custodian fees	16,333	44,022	52,522
Reports to shareholders	15,911	7,878	8,865
Transfer agent fees	11,057	2,580	2,013
Trustee fees and expenses	9,359	5,248	2,454
Miscellaneous	4,288	2,697	4,173
Total expenses before offsets	669,874	580,130	296,712
Expense reimbursements	(79,672)	—	(39,416)
Net expenses	590,202	580,130	257,296

Net investment income	2,391,772	162,179	89,338
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(285,812)	(5,001,004)	(24,920)
Net realized loss on foreign currency transactions	—	(80,115)	(31,677)
Net change in unrealized appreciation/depreciation on investments	4,619,606	(8,985,017)	(6,331,879)
Net change in unrealized appreciation/depreciation on foreign currency translations	—	127,893	9,987
Net realized and unrealized gain (loss)	4,333,794	(13,938,243)	(6,378,489)

Net increase (decrease) in net assets resulting from operations	$6,725,566	$(13,776,064)	$(6,289,151)

The accompanying notes are an integral part of these financial statements. 20

Statements of Changes in Net Assets For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019

			AMG GW&K		AMG GW&K
	AMG GW&K Core		Emerging Wealth		Emerging Markets
	Bond ESG Fund		Equity Fund		Equity Fund

	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$2,391,772	$5,533,713	$162,179	$1,148,596	$89,338	$2,954,181

Net realized gain (loss) on investments	(285,812)	(417,409)	(5,081,119)	2,253,942	(56,597)	12,546,813

Net change in unrealized appreciation/depreciation on investments	4,619,606	20,112,764	(8,857,124)	11,877,912	(6,321,892)	4,413,987
Net increase (decrease) in net assets resulting from operations	6,725,566	25,229,068	(13,776,064)	15,280,450	(6,289,151)	19,914,981
Distributions to Shareholders:

Class N	(14,346)	(15,730)	(55,713)	(91,676)	(26,891)	(12,186)

Class I	(2,387,379)	(5,461,302)	(219,919)	(88,034)	(1,090,353)	(702,208)

Class Z	(41,618)	(85,424)	(3,346,537)	(3,150,911)	(1,569,541)	(5,489,154)
Total distributions to shareholders	(2,443,343)	(5,562,456)	(3,622,169)	(3,330,621)	(2,686,785)	(6,203,548)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(12,124,793)	(72,704,031)	43,508,108	36,532,694	(1,698,038)	(102,551,166)

Total increase (decrease) in net assets	(7,842,570)	(53,037,419)	26,109,875	48,482,523	(10,673,974)	(88,839,733)
Net Assets:

Beginning of period	217,264,559	270,301,978	113,404,096	64,921,573	56,347,320	145,187,053
End of period	$209,421,989	$217,264,559	$139,513,971	$113,404,096	$45,673,346	$56,347,320

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements. 21

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal year ended October 31,				October 31,
	April 30, 2020
Class N	(unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$10.53	$9.67	$10.14	$10.26	$10.23	$10.39

Income (loss) from Investment Operations:

Net investment income[3,4]	0.10	0.21	0.18	0.18	0.16	0.08

Net realized and unrealized gain (loss) on investments	0.22	0.86	(0.46)	(0.12)	0.28	(0.16)

Total income (loss) from investment operations	0.32	1.07	(0.28)	0.06	0.44	(0.08)

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.21)	(0.19)	(0.18)	(0.17)	(0.08)

Net realized gain on investments	—	—	—	—	(0.24)	—

Total distributions to shareholders	(0.10)	(0.21)	(0.19)	(0.18)	(0.41)	(0.08)

Net Asset Value, End of Period	$10.75	$10.53	$9.67	$10.14	$10.26	$10.23

Total Return[4,5]	3.10%[6]	11.20%	(2.79)%	0.57%	4.44%	(0.76)%[6]

Ratio of net expenses to average net assets	0.88%[7]	0.88%	0.88%	0.88%	0.88%	0.88%[7]

Ratio of gross expenses to average net assets[8]	0.96%[7]	0.95%	0.93%	0.93%	0.97%	0.99%[7]

Ratio of net investment income to average net assets[4]	1.93%[7]	2.10%	1.88%	1.75%	1.51%	1.67%[7]

Portfolio turnover	26%[6]	48%	17%	18%	48%	175%

Net assets end of period (000’s) omitted	$1,629	$1,255	$502	$146	$293	$124

22

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
	April 30, 2020
Class I	(unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$10.54	$9.67	$10.15	$10.27	$10.24	$10.87

Income (loss) from Investment Operations:

Net investment income[3,4]	0.12	0.24	0.22	0.21	0.21	0.18

Net realized and unrealized gain (loss) on investments	0.21	0.88	(0.48)	(0.12)	0.26	(0.11)

Total income (loss) from investment operations	0.33	1.12	(0.26)	0.09	0.47	0.07

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.25)	(0.22)	(0.21)	(0.20)	(0.35)

Net realized gain on investments	—	—	—	—	(0.24)	(0.35)

Total distributions to shareholders	(0.12)	(0.25)	(0.22)	(0.21)	(0.44)	(0.70)

Net Asset Value, End of Period	$10.75	$10.54	$9.67	$10.15	$10.27	$10.24

Total Return[4,5]	3.17%[6]	11.70%	(2.59)%	0.91%	4.79%	0.68%

Ratio of net expenses to average net assets	0.55%[7]	0.55%	0.56%	0.55%	0.55%	0.56%

Ratio of gross expenses to average net assets[8]	0.63%[7]	0.62%	0.61%	0.60%	0.65%	0.67%

Ratio of net investment income to average net assets[4]	2.26%[7]	2.42%	2.20%	2.08%	2.01%	1.70%

Portfolio turnover	26%[6]	48%	17%	18%	48%	175%

Net assets end of period (000’s) omitted	$204,039	$212,801	$264,795	$325,855	$414,400	$572,110

23

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal year ended October 31,				October 31,
	April 30, 2020
Class Z	(unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$10.53	$9.67	$10.14	$10.26	$10.23	$10.39

Income (loss) from Investment Operations:

Net investment income[3,4]	0.12	0.25	0.23	0.22	0.19	0.10

Net realized and unrealized gain (loss) on investments	0.23	0.87	(0.47)	(0.12)	0.29	(0.16)

Total income (loss) from investment operations	0.35	1.12	(0.24)	0.10	0.48	(0.06)

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.26)	(0.23)	(0.22)	(0.21)	(0.10)

Net realized gain on investments	—	—	—	—	(0.24)	—

Total distributions to shareholders	(0.13)	(0.26)	(0.23)	(0.22)	(0.45)	(0.10)

Net Asset Value, End of Period	$10.75	$10.53	$9.67	$10.14	$10.26	$10.23

Total Return[4,5]	3.30%[6]	11.71%	(2.42)%	0.98%	4.85%	(0.58)%[6]

Ratio of net expenses to average net assets	0.48%[7]	0.48%	0.48%	0.48%	0.48%	0.48%[7]

Ratio of gross expenses to average net assets[8]	0.56%[7]	0.55%	0.53%	0.53%	0.58%	0.59%[7]

Ratio of net investment income to average net assets[4]	2.33%[7]	2.50%	2.28%	2.15%	1.88%	2.05%[7]

Portfolio turnover	26%[6]	48%	17%	18%	48%	175%

Net assets end of period (000’s) omitted	$3,754	$3,208	$5,005	$5,590	$5,668	$4,891

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on May 8, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

24

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class N	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$11.93	$10.38	$12.94	$10.13	$9.34	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[3,4]	(0.01)	0.10	0.06	0.05	0.05	0.04

Net realized and unrealized gain (loss) on investments	(0.75)	1.95	(1.88)	2.80	0.74	(0.70)

Total income (loss) from investment operations	(0.76)	2.05	(1.82)	2.85	0.79	(0.66)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.06)	(0.05)	(0.04)	—	—

Net realized gain on investments	(0.27)	(0.44)	(0.69)	—	—	—

Total distributions to shareholders	(0.33)	(0.50)	(0.74)	(0.04)	—	—

Net Asset Value, End of Period	$10.84	$11.93	$10.38	$12.94	$10.13	$9.34

Total Return[4,5]	(6.65)%[6]	20.82%	(15.16)%	28.31%	8.46%	(6.60)%[6]

Ratio of net expenses to average net assets	1.27%[7]	1.37%[8]	1.45%[8,9]	1.45%[8,9]	1.44%	1.33%[7]

Ratio of gross expenses to average net assets[10]	1.27%[7]	1.37%[8]	1.45%[8]	1.45%[8]	1.53%	1.65%[7]

Ratio of net investment income (loss) to average net assets[4]	(0.14)%[7]	0.93%	0.49%	0.45%	0.51%	0.65%[7]

Portfolio turnover	23%[6]	40%	37%	68%	58%	45%[6]

Net assets end of period (000’s) omitted	$1,377	$2,007	$1,940	$10	$10	$9

25

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class I	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$12.03	$10.44	$12.96	$10.14	$9.34	$10.00

Income (loss) from Investment Operations:

Net investment income[3,4]	0.01	0.14	0.09	0.08	0.07	0.04

Net realized and unrealized gain (loss) on investments	(0.76)	1.96	(1.88)	2.81	0.75	(0.70)

Total income (loss) from investment operations	(0.75)	2.10	(1.79)	2.89	0.82	(0.66)

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.07)	(0.04)	(0.07)	(0.02)	—

Net realized gain on investments	(0.27)	(0.44)	(0.69)	—	—	—

Total distributions to shareholders	(0.37)	(0.51)	(0.73)	(0.07)	(0.02)	—

Net Asset Value, End of Period	$10.91	$12.03	$10.44	$12.96	$10.14	$9.34

Total Return[4,5]	(6.53)%[6]	21.15%	(14.89)%	28.73%	8.77%	(6.60)%[6]

Ratio of net expenses to average net assets	0.97%[7]	1.08%[8]	1.19%[8,9]	1.12%[8,9]	1.16%	1.16%[7]

Ratio of gross expenses to average net assets[10]	0.97%[7]	1.08%[8]	1.19%[8]	1.16%[8]	1.24%	1.45%[7]

Ratio of net investment income to average net assets[4]	0.16%[7]	1.22%	0.75%	0.78%	0.79%	0.61%[7]

Portfolio turnover	23%[6]	40%	37%	68%	58%	45%[6]

Net assets end of period (000’s) omitted	$12,554	$6,328	$2,539	$1,646	$16,639	$22,432

26

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class Z	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$11.99	$10.41	$12.97	$10.15	$9.35	$10.00

Income (loss) from Investment Operations:

Net investment income[3,4]	0.01	0.15	0.11	0.10	0.09	0.04

Net realized and unrealized gain (loss) on investments	(0.75)	1.96	(1.89)	2.80	0.74	(0.69)

Total income (loss) from investment operations	(0.74)	2.11	(1.78)	2.90	0.83	(0.65)

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.09)	(0.09)	(0.08)	(0.03)	—

Net realized gain on investments	(0.27)	(0.44)	(0.69)	—	—	—

Total distributions to shareholders	(0.38)	(0.53)	(0.78)	(0.08)	(0.03)	—

Net Asset Value, End of Period	$10.87	$11.99	$10.41	$12.97	$10.15	$9.35

Total Return[4,5]	(6.49)%[6]	21.34%	(14.87)%	28.86%	8.86%	(6.50)%[6]

Ratio of net expenses to average net assets	0.87%[7]	0.97%[8]	1.05%[8,9]	1.05%[8,9]	1.05%	1.05%[7]

Ratio of gross expenses to average net assets[10]	0.87%[7]	0.97%[8]	1.05%[8]	1.05%[8]	1.15%	1.50%[7]

Ratio of net investment income to average net assets[4]	0.26%[7]	1.33%	0.89%	0.85%	0.94%	0.64%[7]

Portfolio turnover	23%[6]	40%	37%	68%	58%	45%[6]

Net assets end of period (000’s) omitted	$125,583	$105,069	$60,443	$59,500	$30,777	$7,782

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.

[2]	Commencement of operations was on March 20, 2015.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods.

[9]	Includes reduction from broker recapture amounting to less than 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

27

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
Class N	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$9.52	$8.61	$10.11	$7.91	$7.23	$8.83

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.00)[4]	0.14	0.11	0.09	0.06	0.06

Net realized and unrealized gain (loss) on investments	(1.12)	1.04	(1.54)	2.18	0.66	(1.66)

Total income (loss) from investment operations	(1.12)	1.18	(1.43)	2.27	0.72	(1.60)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.17)	(0.07)	(0.07)	(0.04)	—

Net realized gain on investments	(0.44)	(0.10)	—	—	—	—

Total distributions to shareholders	(0.50)	(0.27)	(0.07)	(0.07)	(0.04)	—

Net Asset Value, End of Period	$7.90	$9.52	$8.61	$10.11	$7.91	$7.23

Total Return[3]	(12.68)%[5,6]	13.94%[6]	(14.24)%[6]	28.97%[6]	10.01%	(18.12)%

Ratio of net expenses to average net assets	1.39%[7]	1.30%	1.27%	1.31%	1.44%	1.45%

Ratio of gross expenses to average net assets[8]	1.55%[7]	1.30%	1.27%	1.31%	1.44%	1.45%

Ratio of net investment income (loss) to average net assets[3]	(0.03)%[7]	1.52%	1.12%	1.08%	0.81%	0.76%

Portfolio turnover	26%[5]	123%	24%	29%	33%	45%

Net assets end of period (000’s) omitted	$412	$520	$289	$350	$497	$57

28

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
Class I	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$9.48	$8.60	$10.11	$7.90	$7.19	$8.88

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.17	0.13	0.12	0.08	0.05

Net realized and unrealized gain (loss) on investments	(1.13)	1.04	(1.53)	2.18	0.67	(1.62)

Total income (loss) from investment operations	(1.11)	1.21	(1.40)	2.30	0.75	(1.57)

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.23)	(0.11)	(0.09)	(0.04)	(0.12)

Net realized gain on investments	(0.44)	(0.10)	—	—	—	—

Total distributions to shareholders	(0.52)	(0.33)	(0.11)	(0.09)	(0.04)	(0.12)

Net Asset Value, End of Period	$7.85	$9.48	$8.60	$10.11	$7.90	$7.19

Total Return[3]	(12.58)%[5,6]	14.34%[6]	(13.94)%[6]	29.34%[6]	10.48%[6]	(17.82)%[6]

Ratio of net expenses to average net assets	1.01%[7]	0.97%	0.99%	1.03%	1.07%	1.00%

Ratio of gross expenses to average net assets[8]	1.17%[7]	0.97%	0.99%	1.03%	1.07%	1.00%

Ratio of net investment income to average net assets[3]	0.35%[7]	1.85%	1.40%	1.36%	1.14%	0.65%

Portfolio turnover	26%[5]	123%	24%	29%	33%	45%

Net assets end of period (000’s) omitted	$20,019	$24,100	$11,210	$2,207	$1,271	$1,203

29

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
	April 30, 2020
Class Z	(unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$9.43	$8.56	$10.06	$7.86	$7.20	$8.89

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.18	0.15	0.13	0.09	0.09

Net realized and unrealized gain (loss) on investments	(1.12)	1.02	(1.53)	2.16	0.65	(1.65)

Total income (loss) from investment operations	(1.10)	1.20	(1.38)	2.29	0.74	(1.56)

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.23)	(0.12)	(0.09)	(0.08)	(0.13)

Net realized gain on investments	(0.44)	(0.10)	—	—	—	—

Total distributions to shareholders	(0.53)	(0.33)	(0.12)	(0.09)	(0.08)	(0.13)

Net Asset Value, End of Period	$7.80	$9.43	$8.56	$10.06	$7.86	$7.20

Total Return[3]	(12.60)%[5,6]	14.39%[6]	(13.88)%[6]	29.62%[6]	10.52%	(17.69)%

Ratio of net expenses to average net assets	0.99%[7]	0.90%	0.87%	0.88%	0.94%	0.95%

Ratio of gross expenses to average net assets[8]	1.15%[7]	0.90%	0.87%	0.88%	0.94%	0.95%

Ratio of net investment income to average net assets[3]	0.37%[7]	1.92%	1.52%	1.51%	1.25%	1.18%

Portfolio turnover	26%[5]	123%	24%	29%	33%	45%

Net assets end of period (000’s) omitted	$25,242	$31,727	$133,688	$130,828	$102,086	$95,434

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $(0.005) per share.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

30

Notes to Financial Statements (unaudited) April 30, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds I (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) and AMG Funds: AMG GW&K Emerging Wealth Equity Fund (“Emerging Wealth Equity”) (formerly AMG GW&K Trilogy Emerging Wealth Equity Fund) and AMG GW&K Emerging Markets Equity Fund (“Emerging Markets Equity”) (formerly AMG GW&K Trilogy Emerging Markets Equity Fund), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective May 1, 2019, Core Bond ESG changed its principle investment strategy to give special consideration to environmental, social and governance (“ESG”) criteria.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trusts (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

31

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to gains/losses on foreign currency. Temporary differences are primarily due to wash sale loss deferrals and capital loss carryforwards.

At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Core Bond ESG	$198,788,648	$13,524,547	$(456,151)	$13,068,396
Emerging Wealth Equity	138,058,123	13,594,299	(11,895,235)	1,699,064
Emerging Markets Equity	45,567,740	7,613,382	(5,222,378)	2,391,004

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2019, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss
	Carryover Amounts
Fund	Short-Term	Long-Term	Total
Core Bond ESG	$1,927,306	$2,340,507	$4,267,813

32

Notes to Financial Statements (continued)

As of October 31, 2019, Emerging Wealth Equity and Emerging Markets Equity had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, Emerging Wealth Equity and Emerging Markets Equity deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurred within 60 days of the purchase of those shares. For the fiscal year ended October 31, 2019, Emerging Wealth Equity and Emerging Markets Equity had redemption fees amounting to $25 and $194, respectively. These amounts are netted against the cost of shares repurchased.

For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG				Emerging Wealth Equity

	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	40,243	$429,306	87,070	$910,282	10,550	$105,809	69,471	$769,916
Reinvestment of distributions	1,345	14,245	1,518	15,524	4,548	55,712	9,251	90,748
Cost of shares repurchased	(9,226)	(96,646)	(21,364)	(222,853)	(56,302)	(587,278)	(97,339)	(1,084,456)

Net increase (decrease)	32,362	$346,905	67,224	$702,953	(41,204)	$(425,757)	(18,617)	$(223,792)

Class I:
Proceeds from sale of shares	520,286	$5,507,504	875,494	$8,860,974	1,142,938	$13,492,700	471,195	$5,535,916
Reinvestment of distributions	214,389	2,270,588	515,172	5,217,134	17,592	216,556	8,893	87,775
Cost of shares repurchased	(1,956,971)	(20,713,437)	(8,572,748)	(85,400,513)	(535,884)	(5,665,779)	(197,196)	(2,166,432)

Net increase (decrease)	(1,222,296)	$(12,935,345)	(7,182,082)	$(71,322,405)	624,646	$8,043,477	282,892	$3,457,259

Class Z:
Proceeds from sale of shares	71,860	$757,705	27,467	$272,702	4,733,518	$56,589,232	3,990,467	$44,631,920
Reinvestment of distributions	3,930	41,618	7,734	78,419	27,678	339,331	32,301	317,526
Cost of shares repurchased	(31,179)	(335,676)	(248,245)	(2,435,700)	(1,975,198)	(21,038,175)	(1,063,505)	(11,650,219)

Net increase (decrease)	44,611	$463,647	(213,044)	$(2,084,579)	2,785,998	$35,890,388	2,959,263	$33,299,227

	Emerging Markets Equity

	April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	179,828	$1,732,879	26,442	$249,645
Reinvestment of distributions	2,834	26,891	1,362	12,186
Cost of shares repurchased	(185,133)	(1,457,999)	(6,762)	(64,732)

Net increase (decrease)	(2,471)	$301,771	21,042	$197,099

Class I:
Proceeds from sale of shares	1,143,842	$8,970,046	1,450,638	$13,047,613
Reinvestment of distributions	52,112	491,414	32,500	286,519
Cost of shares repurchased	(1,187,365)	(10,216,981)	(243,911)	(2,243,793)

Net increase (decrease)	8,589	$(755,521)	1,239,227	$11,090,339

33

Notes to Financial Statements (continued)

	Emerging Markets Equity

	April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	193,985	$1,791,748	1,633,015	$15,883,163
Reinvestment of distributions	128,421	1,203,308	577,222	5,074,236
Cost of shares repurchased	(451,613)	(4,239,344)	(14,461,736)	(134,796,003)

Net decrease	(129,207)	$(1,244,288)	(12,251,499)	$(113,838,604)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2020, the market value of Repurchase Agreements outstanding for Emerging Wealth Equity and Emerging Markets Equity were $2,357,894 and $937,604, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2020, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%
Emerging Wealth Equity	0.55%
Emerging Markets Equity	0.55%

The Investment Manager has contractually agreed, through at least March 1, 2021, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG, Emerging Wealth Equity and Emerging Markets Equity to 0.48%, 1.05% and 0.87%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to March 1, 2020, the total annual Fund operating expense limitation was 1.05% of Emerging Markets Equity’s average daily net assets (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses).

34

Notes to Financial Statements (continued)

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At April 30, 2020, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Emerging Markets Equity

Less than 1 year	$165,782	—

1-2 years	151,139	—

2-3 years	150,694	$39,416

Total	$467,615	$39,416

The Investment Manager has contractually agreed, through at least March 1, 2021, to waive management fees and/or pay or reimburse Emerging Markets Equity’s expenses in an amount that is equal to the fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement among the Investment Manager, GW&K and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For the six months ended April 30, 2020, there were no fees waived.

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N shares and Class I shares of each Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2020, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.07%

Emerging Wealth Equity

Class N	0.15%	0.15%

Class I	0.15%	0.10%

Emerging Markets Equity

Class N	0.15%	0.15%

Class I	0.15%	0.02%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the

35

Notes to Financial Statements (continued)

Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At April 30, 2020, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2020:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate
Core Bond ESG	$1,272,899	5	$173	0.993%

Emerging Wealth Equity	892,738	5	295	2.413%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate
Emerging Wealth Equity	$2,094,556	2	$175	1.525%

Emerging Markets Equity	2,862,806	11	2,088	2.425%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2020, were as follows:

	Long Term Securities

Fund	Purchases	Sales
Core Bond ESG	$41,028,899	$36,463,417

Emerging Wealth Equity	66,008,941	29,644,318

Emerging Markets Equity	12,949,222	15,323,101

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2020 were $12,846,026 and $29,631,166, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2020, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Emerging Wealth Equity	$7,115,207	$2,357,894	$5,026,269	$7,384,163

Emerging Markets Equity	1,210,612	937,604	317,605	1,255,209

The following table summarizes the securities received as collateral for securities lending at April 30, 2020:

Fund	Collateral Type	Coupon Range		Maturity Date Range
Emerging Wealth Equity	U.S. Treasury Obligations	0.000	%-8.000%	05/15/20-02/15/50

Emerging Markets Equity	U.S. Treasury Obligations	0.010	%-8.000%	05/31/20-08/15/49

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

36

Notes to Financial Statements (continued)

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2020:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Emerging Wealth Equity

Citigroup Global Markets, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Nomura Securities International, Inc.	357,894	—	357,894	357,894	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$2,357,894	—	$2,357,894	$2,357,894	—

Emerging Markets Equity
Citigroup Global Markets, Inc.	$937,604	—	$937,604	$937,604	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

37

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 19, 2020, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S.

Equity AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	043020	SAR069

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2020

AMG Frontier Small Cap Growth Fund
Class N: MSSVX | Class I: MSSCX | Class Z: MSSYX

AMG Managers Emerging Opportunities Fund
Class N: MMCFX | Class I: MIMFX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043020	SAR022

AMG Funds
Semi-Annual Report – April 30, 2020 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Frontier Small Cap Growth Fund	4

AMG Managers Emerging Opportunities Fund	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	16

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	17

Detail of changes in assets for the past two fiscal periods

Financial Highlights	18

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	23

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	29

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*

AMG Frontier Small Cap Growth Fund

Based on Actual Fund Return

Class N	1.30%	$1,000	$889	$6.11

Class I	0.96%	$1,000	$892	$4.52

Class Z	0.90%	$1,000	$893	$4.24

Based on Hypothetical 5% Annual Return

Class N	1.30%	$1,000	$1,018	$6.52

Class I	0.96%	$1,000	$1,020	$4.82

Class Z	0.90%	$1,000	$1,020	$4.52

AMG Managers Emerging Opportunities Fund

Based on Actual Fund Return

Class N	1.19%	$1,000	$832	$5.42

Class I	0.94%	$1,000	$834	$4.29

Based on Hypothetical 5% Annual Return

Class N	1.19%	$1,000	$1,019	$5.97

Class I	0.94%	$1,000	$1,020	$4.72

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited)
Periods ended April 30, 2020

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2020.
Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Frontier Small Cap Growth Fund[2,3,4,5,6]
Class N	(11.10%)	(10.65%)	4.86%	8.90%	9.84%	01/01/10
Class I	(10.81%)	(10.38%)	5.18%	9.20%	7.35%	09/24/97
Class Z	(10.74%)	(10.23%)	5.35%	9.41%	10.35%	01/01/10
Russell 2000® Growth Index[10]	(7.62%)	(9.22%)	5.19%	9.96%	5.55%	09/24/97†
AMG Managers Emerging Opportunities Fund[2,4,6,7,8,9]
Class N	(16.76%)	(16.07%)	4.45%	9.74%	11.66%	06/30/94
Class I	(16.64%)	(15.87%)	4.71%	—	12.35%	10/01/11
Russell Microcap® Index[11]	(13.32%)	(16.75%)	1.36%	6.69%	5.01%	06/01/05
Russell 2000® Index[12]	(15.47%)	(16.39%)	2.88%	7.69%	8.24%	06/30/94†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

† Date reflects the inception date of the Fund, not the index.
* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2020. All returns are in U.S. dollars ($).

[2] From time to time, the Funds’ advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3] The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5] Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[6]  Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7]  The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[8]  Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[9] The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the markets for a long period of time.

[10] The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[11] The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. Equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment, and does not incur expenses.

[12] The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.
Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Frontier Small Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	40.6

Information Technology	29.3

Industrials	8.8

Consumer Discretionary	8.5

Energy	2.9

Real Estate	2.7

Financials	2.2

Materials	1.4

Communication Services	0.7

Short-Term Investments[1]	8.5

Other Assets Less Liabilities[2]	(5.6)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on securities lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Karyopharm Therapeutics, Inc.	3.8

ACADIA Pharmaceuticals, Inc.	3.6

Exact Sciences Corp.	3.6

Cree, Inc.	3.1

Immunomedics, Inc.	2.8

Insulet Corp.	2.8

Natera, Inc.	2.4

Quanta Services, Inc.	2.3

Adaptive Biotechnologies Corp.	2.3

Science Applications International Corp.	2.1

Top Ten as a Group	28.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2020

	Shares	Value

Common Stocks - 97.1%

Communication Services - 0.7%

Cardlytics, Inc.*	2,288	$102,846

Consumer Discretionary - 8.5%

Boot Barn Holdings, Inc.*	5,350	98,761

Carvana Co., Class A*,1	65	5,207

Century Communities, Inc.*,1	14,236	304,935

Cooper Tire & Rubber Co.	413	8,751

Dana, Inc.	10,909	125,454

Eldorado Resorts, Inc.*	1,916	41,079

Five Below, Inc.*	2,575	232,162

Fiverr International, Ltd. (Israel)*	1,181	46,331

Floor & Decor Holdings, Inc., Class A*	3,265	138,436

Modine Manufacturing Co.*	1,277	5,913

Ollie’s Bargain Outlet Holdings, Inc.*,1	1,867	126,788

Stoneridge, Inc.*	9,750	195,292

Total Consumer Discretionary		1,329,109

Energy - 2.9%

Euronav, N.V. (Belgium)	20,577	219,968

GasLog, Ltd. (Monaco)[1]	2,517	11,628

International Seaways, Inc.	4,900	118,580

Noble Energy, Inc.	10,948	107,400

Total Energy		457,576

Financials - 2.2%

Argo Group International Holdings, Ltd. (Bermuda)	828	29,278

James River Group Holdings, Ltd. (Bermuda)	968	34,345

LPL Financial Holdings, Inc.	1,149	69,193

Pinnacle Financial Partners, Inc.	3,030	121,957

Texas Capital Bancshares, Inc.*	591	16,418

Webster Financial Corp.	2,516	71,077

Total Financials		342,268

Health Care - 40.6%

ABIOMED, Inc.*	212	40,545

ACADIA Pharmaceuticals, Inc.*	11,662	563,391

Acceleron Pharma, Inc.*,1	539	48,796

Adaptive Biotechnologies Corp.*	11,042	353,454

Alnylam Pharmaceuticals, Inc.*,1	658	86,659

Amarin Corp. PLC, ADR (Ireland)*,1	13,498	102,720

Biohaven Pharmaceutical Holding Co., Ltd.*	2,752	129,619

BioMarin Pharmaceutical, Inc.*	2,587	238,056

Bluebird Bio, Inc.*	5,481	295,316

ChemoCentryx, Inc.*	180	9,542

	Shares	Value

CRISPR Therapeutics AG (Switzerland)*	1,611	$79,261

DexCom, Inc.*	304	101,901

Exact Sciences Corp.*,1	7,108	561,390

Global Blood Therapeutics, Inc.*,1	737	56,395

Guardant Health, Inc.*	1,337	102,896

Immunomedics, Inc.*,1	14,619	444,125

Insmed, Inc.*	3,022	69,506

Inspire Medical Systems, Inc.*	1,762	126,265

Insulet Corp.*	2,202	439,783

Karyopharm Therapeutics, Inc.*,1	26,530	584,987

Madrigal Pharmaceuticals, Inc.*,1	1,299	108,700

Moderna, Inc.*,1	126	5,795

NanoString Technologies, Inc.*	8,951	284,284

Natera, Inc.*	9,933	367,918

Nektar Therapeutics*,1	14,162	271,910

Novocure, Ltd. (Jersey)*	1,870	123,046

Pacira BioSciences, Inc.*	3,238	133,697

PTC Therapeutics, Inc.*	1,258	64,057

Quanterix Corp.*	9,708	254,350

Seattle Genetics, Inc.*	513	70,399

Silk Road Medical, Inc.*	5,161	216,143

Total Health Care		6,334,906

Industrials - 8.8%

AECOM*	5,514	199,938

American Woodmark Corp.*	545	28,018

Azul, S.A., ADR (Brazil)*	196	1,874

EnerSys	3,289	192,045

JetBlue Airways Corp.*	2,948	28,713

Knight-Swift Transportation Holdings, Inc.	7,748	288,071

Kratos Defense & Security Solutions, Inc.*	3,924	58,938

MasTec, Inc.*,1	1,604	57,584

Quanta Services, Inc.	9,807	356,582

Tutor Perini Corp.*	22,969	160,783

Total Industrials		1,372,546

Information Technology - 29.3%

Alteryx, Inc., Class A*,1	2,712	306,944

Ambarella, Inc.*	4,813	253,068

Anaplan, Inc.*	4,194	171,367

Benefitfocus, Inc.*	4,720	51,118

Coupa Software, Inc.*	19	3,346

Cree, Inc.*,1	11,341	489,137

Five9, Inc.*	1,185	109,814

Guidewire Software, Inc.*,1	2,931	266,252

The accompanying notes are an integral part of these financial statements.

5

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 29.3% (continued)

HubSpot, Inc.*	289	$48,734

Impinj, Inc.*,1	5,606	125,911

KBR, Inc.	12,570	254,668

MACOM Technology Solutions Holdings, Inc.*,1	1,629	49,945

Medallia, Inc.*,1	10,741	230,717

MKS Instruments, Inc.	426	42,698

Model N, Inc.*	5,331	153,853

MongoDB, Inc.*	1,093	177,208

Monolithic Power Systems, Inc.	29	5,797

NIC, Inc.	3,252	78,796

Nutanix, Inc., Class A*,1	4,152	85,074

Okta, Inc.*	21	3,177

Paylocity Holding Corp.*	78	8,933

Perficient, Inc.*	3,773	131,414

Ping Identity Holding Corp.*,1	5,777	143,963

Rapid7, Inc.*	4,548	207,161

Science Applications International Corp.	4,017	328,028

SYNNEX Corp.	2,066	180,899

Teradyne, Inc.	1,420	88,807

The Trade Desk, Inc., Class A*,1	33	9,655

Ultra Clean Holdings, Inc.*	17,059	313,715

Virtusa Corp.*	946	31,218

Zendesk, Inc.*	622	47,819

Zscaler, Inc.*,1	1,464	98,205

Zuora, Inc., Class A*	6,152	65,027

Total Information Technology		4,562,468

Materials - 1.4%

Huntsman Corp.	790	13,280

Pan American Silver Corp. (Canada)	9,610	204,116

Total Materials		217,396

Real Estate - 2.7%

Brixmor Property Group, Inc., REIT	3,131	35,850

	Shares	Value

Corporate Office Properties Trust, REIT	7,910	$208,982

SITE Centers Corp., REIT	11,389	69,018

Spirit Realty Capital, Inc., REIT	162	4,983

STAG Industrial, Inc., REIT	3,652	95,865

Total Real Estate		414,698

Total Common Stocks (Cost $14,015,785)		15,133,813

	Principal Amount

Short-Term Investments - 8.5%

Joint Repurchase Agreements - 6.1%[2]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $944,809 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $963,704)	$944,808	944,808

	Shares

Other Investment Companies - 2.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[3]	124,604	124,604

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	124,604	124,604

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	128,380	128,380

Total Other Investment Companies		377,588

Total Short-Term Investments (Cost $1,322,396)		1,322,396

Total Investments - 105.6% (Cost $15,338,181)		16,456,209

Other Assets, less Liabilities - (5.6)%		(870,623)

Net Assets - 100.0%		$15,585,586

*	Non-income producing security.

[1]

Some of these securities, amounting to $3,960,395 or 25.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$15,133,813	—	—	$15,133,813

Short-Term Investments

Joint Repurchase Agreements	—	$944,808	—	944,808

Other Investment Companies	377,588	—	—	377,588

Total Investments in Securities	$15,511,401	$944,808	—	$16,456,209

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG Managers Emerging Opportunities Fund
Fund Snapshots (unaudited)
April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	22.3

Industrials	16.7

Health Care	16.2

Information Technology	14.2

Consumer Discretionary	11.2

Energy	3.3

Consumer Staples	2.8

Materials	2.8

Real Estate	2.6

Communication Services	2.5

Utilities	0.9

Short-Term Investments	7.8

Other Assets Less Liabilities	(3.3)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Model N, Inc.	1.9

Compass Diversified Holdings, MLP	1.7

Patrick Industries, Inc.	1.7

Columbus McKinnon Corp.	1.6

Ducommun, Inc.	1.5

AMERISAFE, Inc.	1.3

Novanta, Inc.	1.3

OrthoPediatrics Corp.	1.2

Universal Electronics, Inc.	1.2

TechTarget, Inc.	1.2

Top Ten as a Group	14.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2020

	Shares	Value

Common Stocks - 95.5%

Communication Services - 2.5%

Bandwidth, Inc., Class A*,1	2,442	$199,169

Entravision Communications Corp., Class A	67,293	98,248

Glu Mobile, Inc.*	72,270	563,706

Gray Television, Inc.*	69,906	811,609

TechTarget, Inc.*	64,437	1,502,671

Total Communication Services		3,175,403

Consumer Discretionary - 11.2%

Vera Bradley Inc. *,1	13,487	74,313

Aspen Group, Inc.*	128,694	1,016,683

Carriage Services, Inc.	27,380	411,248

Century Casinos, Inc.*	37,517	170,140

Clarus Corp.	39,696	423,953

Culp, Inc.	17,235	122,541

Delta Apparel, Inc.*	63,078	812,445

Destination XL Group, Inc.*	176,806	68,548

Everi Holdings, Inc.*	122,322	605,494

Fiverr International, Ltd. (Israel)*	19,700	772,831

G-III Apparel Group Ltd*	13,000	147,290

Grand Canyon Education, Inc.*	15,770	1,356,535

Hamilton Beach Brands Holding Co., Class A	19,099	251,916

Haverty Furniture Cos., Inc.	47,882	647,843

Johnson Outdoors, Inc., Class A	14,189	969,960

Lakeland Industries, Inc.*	16,607	226,187

Malibu Boats, Inc., Class A*	28,073	965,150

Marine Products Corp.	11,137	108,252

MasterCraft Boat Holdings, Inc.*	7,890	82,450

Monarch Casino & Resort, Inc.*	15,670	522,438

Perdoceo Education Corp.*	25,300	328,900

PetMed Express, Inc.[1]	7,536	298,199

Points International, Ltd. (Canada)*	34,592	337,618

Rocky Brands, Inc.	12,498	268,082

Ruth’s Hospitality Group, Inc.	19,897	223,941

Shoe Carnival, Inc.[1]	19,012	449,063

Stoneridge, Inc.*	9,880	197,896

Tilly’s, Inc., Class A	28,390	167,217

Universal Electronics, Inc.*	36,970	1,526,122

ZAGG, Inc.*	195,208	644,186

Total Consumer Discretionary		14,197,441

Consumer Staples - 2.8%

elf Beauty, Inc.*	40,270	526,329

Farmer Bros Co.*	21,141	195,343

	Shares	Value

John B Sanfilippo & Son, Inc.	11,600	$952,708

Lifevantage Corp.*	36,965	572,958

Limoneira Co.	12,692	169,438

Natural Grocers by Vitamin Cottage, Inc.	23,697	267,065

SunOpta, Inc. (Canada)*	103,203	290,000

Veru, Inc.*	176,846	571,213

Total Consumer Staples		3,545,054

Energy - 3.3%

Apergy Corp.*	78,761	725,389

Aspen Aerogels, Inc.*	90,421	506,358

DMC Global, Inc.[1]	10,058	259,597

Era Group, Inc.*	95,975	491,392

Evolution Petroleum Corp.	110,824	329,147

Exterran Corp.*	104,577	711,124

Matrix Service Co.*	46,405	484,468

North American Construction Group, Ltd. (Canada)	59,907	301,931

Par Pacific Holdings Inc.*	34,750	337,770

Profire Energy, Inc.*	86,538	67,067

Total Energy		4,214,243

Financials - 22.3%

Allegiance Bancshares, Inc.	22,210	557,027

AMERISAFE, Inc.	25,910	1,649,690

Atlantic Capital Bancshares, Inc.*	52,018	652,826

The Bancorp, Inc.*	149,265	1,040,377

Business First Bancshares, Inc.	5,854	81,839

Capital City Bank Group, Inc.	4,957	109,252

Carolina Financial Corp.	8,700	294,321

CBTX, Inc.	24,480	442,109

CNB Financial Corp.	13,361	237,024

Compass Diversified Holdings, MLP	110,922	2,228,423

Cowen, Inc., Class A	60,504	662,519

Curo Group Holdings Corp.	75,794	706,400

eHealth, Inc.*	6,819	727,587

Ellington Financial, Inc.	21,562	224,029

Enova International, Inc.*	55,811	895,208

Farmers National Banc Corp.	44,494	551,281

FedNat Holding Co.	23,843	288,977

Financial Institutions, Inc.	18,376	355,576

First Bancorp	17,340	461,071

First Business Financial Services, Inc.	6,036	103,698

First Defiance Financial Corp.	53,741	934,019

First Financial Corp.	19,555	694,594

The accompanying notes are an integral part of these financial statements.

9

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Financials - 22.3% (continued)

First Internet Bancorp	19,796	$310,797

The First of Long Island Corp.	27,522	434,572

First Savings Financial Group, Inc.	2,304	100,086

German American Bancorp, Inc.	32,545	967,563

Goosehead Insurance, Inc., Class A*,1	26,255	1,473,956

HCI Group, Inc.	13,609	566,815

Heritage Financial Corp.	12,887	258,384

Kinsale Capital Group, Inc.	10,045	1,091,088

Luther Burbank Corp.	37,101	399,207

Macatawa Bank Corp.	28,917	222,082

Marlin Business Services Corp.	7,928	84,354

Mercantile Bank Corp.	21,020	496,072

Merchants Bancorp	14,874	229,060

Metropolitan Bank Holding Corp.*	12,631	316,912

MidWestOne Financial Group, Inc.	34,131	712,314

NMI Holdings, Inc., Class A*	61,232	827,857

Northrim BanCorp, Inc.	37,362	876,139

Pacific Premier Bancorp, Inc.[1]	6,047	129,103

Palomar Holdings, Inc.*	20,430	1,195,155

Preferred Bank	15,440	589,036

RBB Bancorp.	22,232	287,237

Regional Management Corp.*	49,378	787,085

Sierra Bancorp	19,239	390,552

South Plains Financial, Inc.	11,956	148,613

Southern National Bancorp of Virginia, Inc.	25,071	252,465

Stock Yards Bancorp, Inc.	20,850	688,884

Territorial Bancorp, Inc.	5,604	140,828

Triumph Bancorp, Inc.*	11,300	313,123

Unity Bancorp, Inc.	6,714	96,413

Total Financials		28,283,599

Health Care - 16.2%

Axonics Modulation Technologies, Inc.*,1	23,144	745,468

CareDx, Inc.*,1	32,996	837,439

Castle Biosciences, Inc.*	14,650	453,125

Computer Programs & Systems, Inc.	13,976	335,843

CRH Medical Corp. (Canada)*	33,386	68,775

Cross Country Healthcare, Inc.*	51,839	326,067

CryoPort, Inc.*	14,893	280,584

Cutera, Inc.*	12,812	172,321

Electromed, Inc.*	6,302	88,165

Exagen, Inc.*	25,133	392,075

Fulgent Genetics, Inc.*	21,041	357,066

	Shares	Value

Harvard Bioscience, Inc.*	81,339	$223,682

InfuSystem Holdings, Inc.*	75,509	909,883

Inspire Medical Systems, Inc.*	2,340	167,684

The Joint Corp.*	59,274	717,215

Lantheus Holdings, Inc.*	35,460	462,753

Meridian Bioscience, Inc.*	24,541	294,492

MTBC, Inc.*	5,935	36,678

Opiant Pharmaceuticals, Inc.*	6,884	81,094

OrthoPediatrics Corp.*,1	31,603	1,543,807

Osmotica Pharmaceuticals PLC*	164,752	659,008

Pro-Dex, Inc.*	6,507	113,742

Quanterix Corp.*	16,131	422,632

Repro-Med Systems, Inc.*	62,222	751,642

SeaSpine Holdings Corp.*	85,059	876,108

Semler Scientific, Inc.*	4,215	191,572

Sharps Compliance Corp.*	38,362	230,939

Shockwave Medical, Inc.*	7,615	305,514

SI-BONE, Inc.*	72,328	1,169,544

Silk Road Medical, Inc.*	30,363	1,271,602

Simulations Plus, Inc.[1]	20,243	770,246

STAAR Surgical Co.*	8,986	344,344

Surmodics, Inc.*	16,720	637,032

Tactile Systems Technology, Inc.*,1	23,568	1,216,580

Utah Medical Products, Inc.	3,435	285,105

Veracyte, Inc.*	13,867	373,993

Vericel Corp.*,1	82,476	1,195,902

Zynex, Inc.*,1	71,475	1,262,249

Total Health Care		20,571,970

Industrials - 16.7%

ACCO Brands Corp.	200,893	1,486,608

Aegion Corp.*	13,518	216,964

Air Transport Services Group, Inc.*	15,030	304,207

Allied Motion Technologies, Inc.	19,633	565,823

Barrett Business Services, Inc.	11,850	579,702

Blue Bird Corp.*	14,170	173,866

Casella Waste Systems, Inc., Class A*	13,277	615,787

CBIZ, Inc.*	26,450	628,188

Chart Industries, Inc.*	10,014	357,700

Columbus McKinnon Corp.	74,519	2,017,975

Covenant Transportation Group, Inc., Class A*	21,676	192,483

CRA International, Inc.	10,871	457,995

Ducommun, Inc.*	66,888	1,888,917

Ennis, Inc.	45,998	856,023

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 16.7% (continued)

Graham Corp.	10,265	$134,472

The Greenbrier Cos., Inc.	31,033	526,940

Heidrick & Struggles International, Inc.	8,267	185,511

Heritage-Crystal Clean, Inc.*	7,401	135,808

Insteel Industries, Inc.	57,642	1,012,770

Kornit Digital, Ltd. (Israel)*	10,356	343,560

Lawson Products, Inc. *	6,520	219,137

LB Foster Co., Class A*	8,991	129,380

LSI Industries, Inc.	41,086	254,733

Lydall, Inc.*	49,682	556,438

Marten Transport, Ltd.	26,396	591,798

Mistras Group, Inc.*	37,246	176,919

MYR Group, Inc.*	4,333	129,990

Northwest Pipe Co.*	27,370	665,638

NV5 Global, Inc.*,1	16,170	755,948

PAM Transportation Services, Inc.*	2,356	89,952

Patrick Industries, Inc.[1]	51,878	2,138,411

Radiant Logistics, Inc.*	78,871	337,568

Spartan Motors, Inc.	33,542	472,607

Sterling Construction Co., Inc.*	24,460	241,665

Titan Machinery, Inc.*	34,374	323,116

Transcat, Inc.*	6,955	195,366

Universal Logistics Holdings, Inc.	19,617	273,265

Vectrus, Inc.*	10,954	569,718

Willdan Group, Inc.*	12,831	325,394

Total Industrials		21,128,342

Information Technology - 14.2%

Airgain, Inc.*	33,052	267,391

American Software, Inc., Class A	22,487	370,586

AstroNova, Inc.	2,481	17,441

AXT, Inc.*	50,450	278,989

Bel Fuse, Inc., Class B	17,376	129,625

Clearfield, Inc.*	9,566	124,645

Cohu, Inc.	19,770	326,798

Comtech Telecommunications Corp.	51,167	947,101

CyberOptics Corp.*	11,300	289,167

Digi International, Inc.*	16,964	192,541

Domo, Inc., Class B*	36,486	709,653

DSP Group, Inc.*	6,860	118,335

eGain Corp.*	26,938	223,585

Grid Dynamics Holdings, Inc.*	27,136	216,817

The Hackett Group, Inc.	24,230	359,331

	Shares	Value

IEC Electronics Corp.*	38,493	$280,614

MACOM Technology Solutions Holdings, Inc.*	34,427	1,055,532

Mitek Systems, Inc.*	114,340	1,066,792

Model N, Inc.*	83,821	2,419,074

Napco Security Technologies, Inc.*	22,900	458,916

Novanta, Inc.*	18,390	1,597,907

PC Connection, Inc.	16,357	751,604

PC-Tel, Inc.	25,445	173,789

Sapiens International Corp. NV (Israel)	53,921	1,334,006

SiTime Corp.*	39,210	849,289

Sprout Social, Inc., Class A*,1	70,970	1,193,715

TransAct Technologies, Inc.[1]	7,313	31,080

Tyler Technologies, Inc.*	1,270	407,276

Unisys Corp.*	25,854	325,502

Verra Mobility Corp.*	38,103	341,403

Vishay Precision Group, Inc.*	49,810	1,151,607

Total Information Technology		18,010,111

Materials - 2.8%

FutureFuel Corp.	54,970	570,588

Haynes International, Inc.	8,639	190,922

Koppers Holdings, Inc.*	28,195	444,353

Myers Industries, Inc.	44,152	545,719

Trecora Resources*	15,314	90,353

UFP Technologies, Inc.*	27,645	1,188,735

Universal Stainless & Alloy Products, Inc.*	68,275	510,014

Total Materials		3,540,684

Real Estate - 2.6%

Braemar Hotels & Resorts, Inc., REIT	219,297	686,400

Clipper Realty, Inc., REIT	17,508	92,792

Community Healthcare Trust, Inc., REIT	18,250	678,900

Global Medical REIT, Inc.	40,134	418,196

Plymouth Industrial REIT, Inc.	32,832	459,976

Sotherly Hotels, Inc., REIT	28,696	59,688

UMH Properties, Inc., REIT	68,390	888,386

Total Real Estate		3,284,338

Utilities - 0.9%

Atlantic Power Corp.*	94,913	188,877

Global Water Resources, Inc.	7,438	79,959

Unitil Corp.	18,420	926,710

Total Utilities		1,195,546

Total Common Stocks (Cost $108,243,666)		121,146,731

The accompanying notes are an integral part of these financial statements.

11

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 7.8%

Joint Repurchase Agreements - 3.5%[2]

Cantor Fitzgerald Securities, Inc., dated 04/30/20, due 05/01/20, 0.050% total to be received $1,034,101 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 05/25/20 - 02/20/70, totaling $1,054,782)	$1,034,100	$1,034,100

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,034,107 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $1,054,788)	1,034,106	1,034,106

Daiwa Capital Markets America, dated 04/30/20, due 05/01/20, 0.020% total to be received $217,702 (collateralized by various U.S. Treasuries, 0.000% - 3.375%, 05/21/20 - 11/15/48, totaling $222,056)	217,702	217,702

MUFG Securities America, Inc., dated 04/30/20, due 05/01/20, 0.030% total to be received $1,034,107 (collateralized by various U.S. Government Agency Obligations, 2.580% - 6.000%, 11/01/21 - 05/01/50, totaling $1,054,788)	1,034,106	1,034,106

RBC Dominion Securities, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,034,107 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 07/15/24 -05/01/50, totaling $1,054,788)	1,034,106	1,034,106

Total Joint Repurchase Agreements		4,354,120

	Shares	Value

Other Investment Companies - 4.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[3]	4,452,509	$4,452,509

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	496,117	496,117

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	511,151	511,151

Total Other Investment Companies		5,459,777

Total Short-Term Investments (Cost $9,813,897)		9,813,897

Total Investments - 103.3% (Cost $118,057,563)		130,960,628

Other Assets, less Liabilities - (3.3)%		(4,155,821)

Net Assets - 100.0%		$126,804,807

*	Non-income producing security.

[1]

Some of these securities, amounting to $8,643,244 or 6.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

MLP    Master Limited Partnership

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

12

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$121,146,731	—	—	$121,146,731

Short-Term Investments

Joint Repurchase Agreements	—	$4,354,120	—	4,354,120

Other Investment Companies	5,459,777	—	—	5,459,777

Total Investments in Securities	$126,606,508	$4,354,120	—	$130,960,628

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities (unaudited) April 30, 2020

	AMG Frontier Small Cap Growth Fund	AMG Managers Emerging Opportunities Fund
Assets:

Investments at value[1] (including securities on loan valued at $3,960,395, and $8,643,244, respectively)	$16,456,209	$130,960,628

Receivable for investments sold	329,256	510,875

Dividend and interest receivables	880	38,225

Securities lending income receivable	385	4,401

Receivable for Fund shares sold	230	16,865

Receivable from affiliate	9,365	11,063

Prepaid expenses and other assets	20,975	17,594

Total assets	16,817,300	131,559,651

Liabilities:

Payable upon return of securities loaned	944,808	4,354,120

Payable for investments purchased	229,010	147,997

Payable for Fund shares repurchased	20,964	109,858

Accrued expenses:

Investment advisory and management fees	8,000	68,354

Administrative fees	1,714	13,856

Distribution fees	40	—

Shareholder service fees	452	18,818

Other	26,726	41,841

Total liabilities	1,231,714	4,754,844

Net Assets	$15,585,586	$126,804,807

[1] Investments at cost	$15,338,181	$118,057,563

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities (continued)

	AMG Frontier Small Cap Growth Fund	AMG Managers Emerging Opportunities Fund
Net Assets Represent:

Paid-in capital	$16,817,403	$119,617,633

Total distributable earnings (loss)	(1,231,817)	7,187,174

Net Assets	$15,585,586	$126,804,807

Class N:

Net Assets	$218,778	$103,227,983

Shares outstanding	33,430	3,268,532

Net asset value, offering and redemption price per share	$6.54	$31.58

Class I:

Net Assets	$9,222,774	$23,576,824

Shares outstanding	1,334,713	728,727

Net asset value, offering and redemption price per share	$6.91	$32.35

Class Z:

Net Assets	$6,144,034	—

Shares outstanding	852,661	—

Net asset value, offering and redemption price per share	$7.21	—

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations (unaudited)
For the six months ended April 30, 2020

	AMG Frontier Small Cap Growth Fund	AMG Managers Emerging Opportunities Fund
Investment Income:

Dividend income	$47,106	$1,204,507 [1]

Securities lending income	5,760	63,381

Foreign withholding tax	—	(641)

Total investment income	52,866	1,267,247

Expenses:

Investment advisory and management fees	62,440	566,860

Administrative fees	13,380	114,904

Distribution fees - Class N	386	—

Shareholder servicing fees - Class N	232	157,359

Shareholder servicing fees - Class I	3,358	—

Registration fees	22,983	18,424

Custodian fees	18,076	19,299

Professional fees	13,452	18,138

Transfer agent fees	3,147	14,839

Reports to shareholders	2,274	13,501

Trustee fees and expenses	835	7,346

Miscellaneous	1,355	3,171

Total expenses before offsets	141,918	933,841

Expense reimbursements	(57,633)	(56,090)

Expense reductions	—	(15,250)

Net expenses	84,285	862,501

Net investment income (loss)	(31,419)	404,746

Net Realized and Unrealized Loss:

Net realized loss on investments	(1,411,610)	(3,558,103)

Net change in unrealized appreciation/depreciation on investments	(672,673)	(24,623,348)

Net realized and unrealized loss	(2,084,283)	(28,181,451)

Net decrease in net assets resulting from operations	$(2,115,702)	$(27,776,705)

 1 Includes non-recurring dividends of $164,910.

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets
For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019

	AMG Frontier Small Cap Growth Fund		AMG Managers Emerging Opportunities Fund
	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(31,419)	$(83,161)	$404,746	$(324,660)

Net realized gain (loss) on investments	(1,411,610)	1,661,550	(3,558,103)	14,221,292

Net change in unrealized appreciation/depreciation on investments	(672,673)	407,788	(24,623,348)	(1,986,484)

Net increase (decrease) in net assets resulting from operations	(2,115,702)	1,986,177	(27,776,705)	11,910,148

Distributions to Shareholders:

Class N	(28,430)	(137,752)	(12,148,476)	(26,608,055)

Class I	(930,660)	(3,607,157)	(2,572,340)	(4,974,384)

Class Z	(590,610)	(2,240,613)	—	—

Total distributions to shareholders	(1,549,700)	(5,985,522)	(14,720,816)	(31,582,439)

Capital Share Transactions:[1]

Net increase from capital share transactions	858,246	3,871,839	359,165	11,711,122

Total decrease in net assets	(2,807,156)	(127,506)	(42,138,356)	(7,961,169)

Net Assets:

Beginning of period	18,392,742	18,520,248	168,943,163	176,904,332

End of period	$15,585,586	$18,392,742	$126,804,807	$168,943,163

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

17

AMG Frontier Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$8.03	$11.69	$13.20	$10.29	$13.57	$25.12

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.03)	(0.06)	(0.09)	(0.11)	(0.06)[4]	(0.12)

Net realized and unrealized gain (loss) on investments	(0.74)	0.45	1.58	3.07	(0.22)	0.19

Total income (loss) from investment operations	(0.77)	0.39	1.49	2.96	(0.28)	0.07

Less Distributions to Shareholders from:

Net realized gain on investments	(0.72)	(4.05)	(3.00)	(0.05)	(3.00)	(11.62)

Net Asset Value, End of Period	$6.54	$8.03	$11.69	$13.20	$10.29	$13.57

Total Return[3]	(11.10)%[5,6]	11.83%[6]	13.81%[6]	28.82%[6]	(3.01)%[6]	(3.06)%

Ratio of net expenses to average net assets	1.30%[7]	1.30%	1.30%	1.43%	1.55%	1.55%

Ratio of gross expenses to average net assets[8]	1.95%[7]	1.94%	1.81%	2.01%	1.95%	1.81%

Ratio of net investment loss to average net assets[3]	(0.71)%[7]	(0.79)%	(0.76)%	(0.93)%	(0.58)%	(0.76)%

Portfolio turnover	118%[5]	226%	233%	99%	70%	99%

Net assets end of period (000’s) omitted	$219	$324	$553	$210	$147	$179

18

AMG Frontier Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$8.43	$12.02	$13.46	$10.46	$13.76	$25.40

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.01)	(0.04)	(0.06)	(0.08)	(0.03)[4]	(0.08)

Net realized and unrealized gain (loss) on investments	(0.79)	0.50	1.62	3.13	(0.23)	0.20

Total income (loss) from investment operations	(0.80)	0.46	1.56	3.05	(0.26)	0.12

Less Distributions to Shareholders from:

Net realized gain on investments	(0.72)	(4.05)	(3.00)	(0.05)	(3.04)	(11.76)

Net Asset Value, End of Period	$6.91	$8.43	$12.02	$13.46	$10.46	$13.76

Total Return[3]	(10.81)%[5,6]	12.08%[6]	14.12%[6]	29.22%[6]	(2.77)%[6]	(2.78)%

Ratio of net expenses to average net assets	0.96%[7]	0.96%	1.01%	1.15%	1.29%	1.28%

Ratio of gross expenses to average net assets[8]	1.61%[7]	1.60%	1.52%	1.73%	1.69%	1.55%

Ratio of net investment loss to average net assets[3]	(0.37)%[7]	(0.45)%	(0.46)%	(0.65)%	(0.32)%	(0.51)%

Portfolio turnover	118%[5]	226%	233%	99%	70%	99%

Net assets end of period (000’s) omitted	$9,223	$10,873	$11,549	$11,009	$9,570	$12,671

19

AMG Frontier Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class Z		2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$8.75	$12.31	$13.70	$10.63	$13.95	$25.69

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.01)	(0.03)	(0.05)	(0.06)	(0.01)[4]	(0.05)

Net realized and unrealized gain (loss) on investments	(0.81)	0.52	1.66	3.18	(0.22)	0.21

Total income (loss) from investment operations	(0.82)	0.49	1.61	3.12	(0.23)	0.16

Less Distributions to Shareholders from:

Net realized gain on investments	(0.72)	(4.05)	(3.00)	(0.05)	(3.09)	(11.90)

Net Asset Value, End of Period	$7.21	$8.75	$12.31	$13.70	$10.63	$13.95

Total Return[3]	(10.74)%[5,6]	12.15%[6]	14.26%[6]	29.42%[6]	(2.53)%[6]	(2.55)%

Ratio of net expenses to average net assets	0.90%[7]	0.90%	0.90%	1.00%	1.05%	1.05%

Ratio of gross expenses to average net assets[8]	1.55%[7]	1.54%	1.41%	1.58%	1.44%	1.32%

Ratio of net investment loss to average net assets[3]	(0.31)%[7]	(0.39)%	(0.36)%	(0.50)%	(0.10)%	(0.28)%

Portfolio turnover	118%[5]	226%	233%	99%	70%	99%

Net assets end of period (000’s) omitted	$6,144	$7,196	$6,418	$7,354	$9,114	$16,366

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renames as Class N, Class I and Class Z, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.09), $(0.06), and $(0.04) for Class N, Class I, and Class Z shares, respectively.

[5]	Not annualized.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Annualized.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

20

AMG Managers Emerging Opportunities Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017[1]	2016[2]	2015

Net Asset Value, Beginning of Period	$41.44	$48.48	$50.06	$37.09	$40.76	$47.11

Income (loss) from Investment Operations:

Net investment income (loss)[3,4]	0.09 [5]	(0.09)	(0.32)	(0.27)[6]	(0.17)[7]	(0.24)[8]

Net realized and unrealized gain (loss) on investments	(6.26)	1.70	4.45	13.38	1.02	(0.79)

Total income (loss) from investment operations	(6.17)	1.61	4.13	13.11	0.85	(1.03)

Less Distributions to Shareholders from:

Net realized gain on investments	(3.69)	(8.65)	(5.71)	(0.14)	(4.52)	(5.32)

Net Asset Value, End of Period	$31.58	$41.44	$48.48	$50.06	$37.09	$40.76

Total Return[4,9]	(16.76)%[10]	7.46%	8.82%	35.43%	2.50%	(3.01)%

Ratio of net expenses to average net assets[11]	1.18%[12]	1.24%	1.41%	1.42%	1.41%	1.42%

Ratio of gross expenses to average net assets[13]	1.26%[12]	1.34%	1.50%	1.51%	1.62%	1.61%

Ratio of net investment income (loss) to average net assets[4]	0.47%[12]	(0.23)%	(0.63)%	(0.62)%	(0.47)%	(0.55)%

Portfolio turnover	46%[10]	79%	55%	58%	72%	89%

Net assets end of period (000’s) omitted	$103,228	$138,695	$148,419	$148,915	$124,045	$145,980

21

AMG Managers Emerging Opportunities Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016[2]	2015

Net Asset Value, Beginning of Period	$42.31	$49.19	$50.60	$37.40	$41.05	$47.32

Income (loss) from Investment Operations:

Net investment income (loss)[3,4]	0.14 [5]	0.01	(0.20)	(0.16)[6]	(0.08)[7]	(0.13)[8]

Net realized and unrealized gain (loss) on investments	(6.41)	1.76	4.50	13.51	1.02	(0.80)

Total income (loss) from investment operations	(6.27)	1.77	4.30	13.35	0.94	(0.93)

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	(0.04)	—

Net realized gain on investments	(3.69)	(8.65)	(5.71)	(0.15)	(4.55)	(5.34)

Total distributions to shareholders	(3.69)	(8.65)	(5.71)	(0.15)	(4.59)	(5.34)

Net Asset Value, End of Period	$32.35	$42.31	$49.19	$50.60	$37.40	$41.05

Total Return[4,9]	(16.64)%[10]	7.72%	9.09%	35.80%	2.73%	(2.76)%

Ratio of net expenses to average net assets[11]	0.93%[12]	0.99%	1.16%	1.17%	1.16%	1.17%

Ratio of gross expenses to average net assets[13]	1.01%[12]	1.09%	1.25%	1.26%	1.37%	1.36%

Ratio of net investment income (loss) to average net assets[4]	0.72%[12]	0.02%	(0.38)%	(0.37)%	(0.22)%	(0.30)%

Portfolio turnover	46%[10]	79%	55%	58%	72%	89%

Net assets end of period (000’s) omitted	$23,577	$30,248	$28,485	$23,974	$25,127	$31,111

[1]	Effective February 27, 2017, Class S was renamed Class N.

[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05 and $0.10 for Class N and Class I shares, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.34) and $(0.23) for Class N and Class I shares, respectively.

[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.24) and $(0.15) for Class N and Class I shares, respectively.

[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.30) and $(0.19) for Class N and Class I shares, respectively.

[9]	The total return is calculated using the published Net Asset Value as of period end.

[10]	Not annualized.

[11]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2020 and 0.02%, 0.02%, 0.01%, 0.02% and 0.03% for the fiscal years ended 2019, 2018, 2017, 2016 and 2015, respectively.

[12]	Annualized.

[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

22

Notes to Financial Statements (unaudited) April 30, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are the AMG Frontier Small Cap Growth Fund (“Small Cap”) and AMG Managers Emerging Opportunities Fund (“Emerging Opportunities”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Both Funds offer Class N and Class I shares, and Small Cap offers Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 — inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

23

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 — inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Emerging Opportunities had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2020, the impact on the expenses and expense ratios were as follows: Emerging Opportunities - $15,250 or 0.01% of average net assets.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to current year write off of net operating loss and distributions received from investments in certain partnerships. Temporary differences are primarily due to distributions received from investments in certain partnerships, wash sales deferrals, and the deferral of qualified late year losses.

At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net

Small Cap	$15,338,181	$1,833,606	$(715,578)	$1,118,028

Emerging Opportunities	118,057,563	28,971,117	(16,068,052)	12,903,065

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2019, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

24

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019, the capital stock transactions by class for the Funds were as follows:

	Small Cap				Emerging Opportunities

	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	15,631	$121,710	173,601	$1,420,613	120,796	$4,347,069	127,532	$5,229,560

Reinvestment of distributions	3,530	27,888	21,357	137,752	300,381	11,991,204	782,287	26,323,951

Cost of shares repurchased	(26,043)	(174,547)	(201,967)	(1,626,392)	(499,685)	(16,446,877)	(624,087)	(24,430,038)

Net increase (decrease)	(6,882)	$(24,949)	(7,009)	$(68,027)	(78,508)	$(108,604)	285,732	$7,123,473

Class I:

Proceeds from sale of shares	135,552	$1,148,761	136,557	$1,114,912	99,913	$3,497,539	180,337	$7,377,241

Reinvestment of distributions	110,211	918,061	531,454	3,587,315	61,147	2,498,494	139,442	4,781,458

Cost of shares repurchased	(201,543)	(1,459,655)	(338,119)	(2,973,626)	(147,167)	(5,528,264)	(183,973)	(7,571,050)

Net increase	44,220	$607,167	329,892	$1,728,601	13,893	$467,769	135,806	$4,587,649

Class Z:

Proceeds from sale of shares	10,516	$55,000	86,958	$890,000	—	—	—	—

Reinvestment of distributions	67,964	590,610	319,631	2,240,613	—	—	—	—

Cost of shares repurchased	(47,868)	(369,582)	(105,930)	(919,348)	—	—	—	—

Net increase	30,612	$276,028	300,659	$2,211,265	—	—	—	—

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2020, the market value of Repurchase Agreements outstanding for Small Cap and Emerging Opportunities were $944,808 and $4,354,120, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Small Cap is managed by Frontier Capital Management Co., LLC (“Frontier”). AMG indirectly owns a majority interest in Frontier. Emerging Opportunities is managed by Next Century Growth Investors LLC, RBC Global Asset Management (U.S.) Inc., and WEDGE Capital Management L.L.P.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2020, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.70%

Emerging Opportunities	0.74%[1]

25

Notes to Financial Statements (continued)

[1]	Prior to March 1, 2019, the annual rate for the investment management fees for Emerging Opportunities was 1.00% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least March 1, 2021, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap and Emerging Opportunities to 0.90% and 0.94%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to March 1, 2019, the Emerging Opportunities contractual expense limitation was 1.18%.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At April 30, 2020, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap	Emerging Opportunities

Less than 1 year	$108,309	$123,762

1-2 years	114,490	133,467

2-3 years	119,373	120,651

Total	$342,172	$377,880

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of

each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Small Cap has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Small Cap may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N of Small Cap and Emerging Opportunities, and for Class I of Small Cap, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of Small Cap and Emerging Opportunities and Class I shares of Small Cap may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2020, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap

Class N	0.15%	0.15%

Class I	0.15%	0.06%

Emerging Opportunities

Class N	0.25%	0.25%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the

26

Notes to Financial Statements (continued)

Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At April 30, 2020, the Funds had no interfund loans outstanding.

The Funds did not utilize the interfund loan program during the six months ended April 30, 2020.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2020, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$20,666,752	$21,517,573

Emerging Opportunities	67,876,225	79,173,524

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2020.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2020, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap	$3,960,395	$944,808	$3,213,514	$4,158,322

Emerging Opportunities	8,643,244	4,354,120	4,828,574	9,182,694

The following table summarizes the securities received as collateral for securities lending at April 30, 2020:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap	U.S. Treasury Obligations	0.000%-8.000%	05/15/20-02/15/50

Emerging Opportunities	U.S. Treasury Obligations	0.000%-8.000%	05/15/20-02/15/50

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2020:

27

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap

Citigroup Global Markets, Inc.	$944,808	—	$944,808	$944,808	—

Emerging Opportunities

Cantor Fitzgerald Securities, Inc.	$1,034,100	—	$1,034,100	$1,034,100	—

Citigroup Global Markets, Inc.	1,034,106	—	1,034,106	1,034,106	—

Daiwa Capital Markets America	217,702	—	217,702	217,702	—

MUFG Securities America, Inc.	1,034,106	—	1,034,106	1,034,106	—

RBC Dominion Securities, Inc.	1,034,106	—	1,034,106	1,034,106	—

Total	$4,354,120	—	$4,354,120	$4,354,120	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

28

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 19, 2020, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

29

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund -     Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	043020	SAR022

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 1, 2020

By:	/s/ John Starace
John Starace, Principal Financial Officer

Date:	July 1, 2020